UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08673

DREYFUS INVESTMENT PORTFOLIOS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	06/30/07

P:\Edgar Filings\Pending\172\N-CSR 8-14-07\form172.DOC

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus

Investment Portfolios, Core Value Portfolio

SEMIANNUAL REPORT June 30, 2007

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization.Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E P O R T F O L I O

2	A Letter from the CEO
3	Discussion of Performance
6	Understanding Your Portfolio’s Expenses
6	Comparing Your Portfolio’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Investment Portfolios,
Core Value Portfolio

The Portfolio

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Core Value Portfolio, covering the six-month period from January 1, 2007, through June 30, 2007.

The U.S. economy produced mixed signals over the first half of 2007, causing investor sentiment to swing from concerns regarding a domestic economic slowdown stemming from slumping housing markets to worries about mounting inflationary pressures in an environment of robust global growth. However, more recent data have provided stronger signals that a “soft landing” is likely for the U.S. economy.The rate of decline in residential construction is becoming less severe, the industrial inventory slowdown is fading and capital goods orders have strengthened. What’s more, a generally rising stock market over the past six months has helped to offset any negative “wealth effect” from the weak housing market.

Should these trends persist, we expect U.S. economic growth to hover slightly below long-term averages during the second half of this year. A moderate economic growth rate and gradually receding inflationary pressures may keep the Federal Reserve Board on the sidelines and support corporate profits through year-end. As always, your financial advisor can help you position your equity investments for these and other developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Performance given by the Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF PERFORMANCE

For the period of January 1, 2007, through June 30, 2007, as provided by Brian Ferguson, Portfolio Manager

Portfolio and Market Performance Overview

Stock prices continued to advance during the first half of 2007 as corporate earnings and mergers-and-acquisitions activity remained robust, more than offsetting investors’ economic and inflation concerns. The portfolio produced higher returns than its benchmark, primarily due to the success of our “bottom-up” security selection strategy in the utilities, consumer staples and financials sectors.

For the six-month period ended June 30, 2007, Dreyfus Investment Portfolios, Core Value Portfolio produced total returns of 6.92% for its Initial shares and 6.75% for its Service shares.1 In comparison, the portfolio’s benchmark, the Russell 1000 Value Index, produced a total return of 6.23% for the same period.2

The Portfolio’s Investment Approach

The portfolio invests primarily in large-cap companies that are considered undervalued based on traditional measures,such as price-to-earnings ratios. When choosing stocks, we use a “bottom-up” stock selection approach, focusing on individual companies, rather than a “top-down” approach that forecasts market trends. We also focus on a company’s relative value, financial strength, sales and earnings momentum and likely catalysts that could ignite the stock price.

Midcap Stocks Outperform Amid Mixed Economic Data

Although U.S. stocks posted generally attractive returns for the reporting period overall, the market encountered heightened volatility at times due to shifting investor expectations. Worries of a more severe economic slowdown alternated with concerns regarding persistent inflationary pressures as investors reacted to each new release of economic data. On one hand, soft U.S. housing markets appeared to constrain spending among some consumers, and defaults on sub-prime mortgages rose sharply. On the other hand, robust economic growth in many overseas markets helped keep the rate of inflation above the Federal Reserve Board’s “comfort zone.” In addition, energy prices remained volatile, surging higher in the spring.

The Portfolio 3

DISCUSSION OF PERFORMANCE (continued)

In this environment, mid-cap stocks generally provided higher returns than large- and small-cap stocks.Our bottom-up security selection strategy found a number of mid-cap companies meeting our value-oriented criteria, many of which benefited from continued growth in corporate earnings and robust mergers-and-acquisitions activity as private equity firms put capital to work.

Utilities, Consumer Staples and Financial Stocks Fueled the Portfolio’s Gains

The portfolio achieved particularly strong relative performance in the utilities sector. Non-regulated power producers such as Entergy, Constellation Energy Group and Mirant benefited from greater pricing power as oil and gas prices climbed, while natural gas company Questar rose on the strength of good exploration results and positive supply-and-demand forces.

In the consumer staples area, grocery chain SUPERVALU boosted its stock price from a relatively low valuation when earnings improved in the wake of its acquisition of Albertsons stores. Candy and beverage producer Cadbury Schweppes gained value when shareholder activism prompted the company to explore the sale of its U.S. beverages unit. The stock of food producer Dean Foods fared well when the company cut costs and declared a special dividend representing a significant percentage of its market capitalization.We sold the portfolio’s position in Dean Foods to lock in gains.

Although the financials area produced relatively lackluster results for the benchmark, the portfolio benefited from successful stock picks and its relatively light exposure to the sector. Few mono-line commercial banks met our investment criteria, sheltering the portfolio from the full brunt of weakness in the industry group. Conversely, asset manager Franklin Resources produced solid results due to solid asset flows and strong investment management returns.

Good results in these areas were offset to a degree by lagging returns in other market sectors.The portfolio’s underweighted exposure to materials stocks undermined relative performance when the stock prices in the sector were supported by higher commodity prices in the robust global economy. Homebuilders and housing-related stocks fared poorly when U.S.home prices continued to decline,hurting results from holdings such as Toll Brothers. Among retailers, apparel seller TJX Cos. was hurt by a downturn in consumer spending and a data intrusion investigation that interrupted the company’s stock buyback program.

4

Finding Opportunities in Undervalued Companies

We have continued to find ample opportunities for investments in companies whose stock prices, in our view, do not yet reflect their intrinsic values.We have found a number of such opportunities in the industrials sector, where we have taken advantage of bouts of price weakness to add to positions in farm machinery producer Deere & Co., waste processor Waste Management and industrial conglomerate General Electric. Conversely, we have reduced the portfolio’s holdings of financial companies due to interest-rate and credit concerns, and we have taken profits in positions that reached our price targets in the consumer discretionary and information technology sectors. Among energy companies, we have reduced the portfolio’s holdings of refiners, redeploying those assets to oil producers that we expect to benefit from rising demand for a limited supply of energy-producing commodities.

July 16, 2007

The portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the portfolio directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term
goals.The investment objective and policies of Dreyfus Investment Portfolios, Core Value Portfolio
made available through insurance products may be similar to other funds/portfolios managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund/portfolio.
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.The portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of certain portfolio expenses by The Dreyfus Corporation pursuant to an agreement in effect through December 31, 2007, at which time it may be extended, terminated or modified.
Had these expenses not been absorbed, the portfolio’s returns would have been lower.
Part of the portfolio’s recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on portfolio performance. Currently, the portfolio is relatively small in asset size. IPOs tend to have a reduced effect on performance as a portfolio’s asset base grows.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Portfolio 5

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees,which are not shown in this section and would have resulted in higher total expenses. For more information, see your portfolio’s prospectus or talk to your financial adviser.

Review your portfolio’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Core Value Portfolio from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2007
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 4.26	$ 5.13
Ending value (after expenses)	$1,069.20	$1,067.50

COMPARING YOUR PORTFOLIO’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your portfolio’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the portfolio with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2007
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 4.16	$ 5.01
Ending value (after expenses)	$1,020.68	$1,019.84

† Expenses are equal to the portfolio’s annualized expense ratio of .83% for Initial shares and 1.00% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2007 (Unaudited)

Common Stocks—99.2%	Shares	Value ($)

Banks—7.4%
Bank of America	42,540	2,079,780
JPMorgan Chase & Co.	38,400	1,860,480
SunTrust Banks	4,330	371,254
U.S. Bancorp	19,890	655,376
Wachovia	23,140	1,185,925
		6,152,815
Consumer Discretionary—7.6%
Best Buy	7,800	364,026
Comcast, Cl. A	12,990 [a]	365,279
Gap	26,690	509,779
Johnson Controls	3,700	428,349
Lowe’s Cos.	12,080	370,735
Macy’s	8,010	318,638
McDonald’s	8,080	410,141
News, Cl. A	33,390	708,202
Omnicom Group	19,300	1,021,356
Royal Caribbean Cruises	9,850	423,353
Time Warner	31,870	670,545
TJX Cos.	16,050	441,375
Toll Brothers	10,710 [a]	267,536
		6,299,314
Consumer Staples—10.6%
Altria Group	23,850	1,672,839
Cadbury Schweppes, ADR	7,260	394,218
Clorox	9,200	571,320
Coca-Cola Enterprises	35,420	850,080
Colgate-Palmolive	5,560	360,566
CVS	10,920	398,034
Kraft Foods, Cl. A	27,235	960,034
Procter & Gamble	33,750	2,065,163
SUPERVALU	17,940	830,981
Wal-Mart Stores	12,930	622,062
		8,725,297

The Portfolio 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy—13.3%
Anadarko Petroleum	8,010	416,440
Chesapeake Energy	16,970 [b]	587,162
Chevron	30,130	2,538,151
Devon Energy	10,170	796,209
EOG Resources	10,490	766,399
Exxon Mobil	29,634	2,485,700
Hess	9,620	567,195
Marathon Oil	11,600	695,536
Occidental Petroleum	23,010	1,331,819
XTO Energy	13,390	804,739
		10,989,350
Financial—21.9%
Ambac Financial Group	4,840	421,999
American International Group	20,246	1,417,827
AON	9,890	421,413
Capital One Financial	12,570	985,991
Chubb	12,890	697,865
CIT Group	7,320	401,355
Citigroup	57,220	2,934,814
Countrywide Financial	10,550	383,493
Franklin Resources	3,260	431,852
Freddie Mac	13,590	824,913
Genworth Financial, Cl. A	21,930	754,392
Goldman Sachs Group	2,270	492,023
Lincoln National	11,460	813,087
Merrill Lynch & Co.	16,310	1,363,190
MetLife	12,380	798,262
MGIC Investment	5,930	337,180
Morgan Stanley	10,870	911,776
PMI Group	11,310	505,218
PNC Financial Services Group	5,040	360,763
Prudential Financial	6,160	598,937

8

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Regions Financial	10,130	335,303
Washington Mutual	9,350 [b]	398,684
Wells Fargo & Co.	41,140	1,446,894
		18,037,231
Health Care—8.0%
Abbott Laboratories	21,510	1,151,860
Amgen	6,090 [a]	336,716
Baxter International	13,970	787,070
Bristol-Myers Squibb	13,430	423,850
Merck & Co.	21,500	1,070,700
Pfizer	28,410	726,444
Thermo Fisher Scientific	8,170 [a]	422,552
WellPoint	5,230 [a]	417,511
Wyeth	22,690	1,301,045
		6,637,748
Index—2.0%
iShares Russell 1000 Value Index Fund	19,340 [b]	1,676,391
Industrial—8.2%
Deere & Co.	2,840	342,902
Eaton	5,870	545,910
General Electric	86,340	3,305,095
Honeywell International	8,310	467,687
Lockheed Martin	4,720	444,294
Tyco International	23,750	802,513
Union Pacific	3,940	453,691
Waste Management	11,000	429,550
		6,791,642
Information Technology—6.9%
Accenture, Cl. A	19,560	838,928
Alcatel, ADR	39,940	559,160
Automatic Data Processing	10,940	530,261
Cisco Systems	45,760 [a]	1,274,416

The Portfolio 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Hewlett-Packard	18,350	818,777
International Business Machines	4,330 [b]	455,733
Microsoft	13,200	389,004
NCR	10,060 [a]	528,552
Sun Microsystems	58,920 [a]	309,919
		5,704,750
Materials—1.9%
Air Products & Chemicals	5,190	417,120
Allegheny Technologies	2,670	280,029
Dow Chemical	10,060	444,853
E.I. du Pont de Nemours & Co.	7,620	387,401
		1,529,403
Telecommunications—6.0%
AT & T	77,170	3,202,555
Sprint Nextel	13,200	273,372
Verizon Communications	36,010	1,482,532
		4,958,459
Utilities—5.4%
Constellation Energy Group	8,220	716,537
Entergy	9,110	977,959
Exelon	11,580	840,708
Mirant	12,780 [a]	545,067
NRG Energy	16,440 [a]	683,411
Questar	13,160	695,506
		4,459,188
Total Common Stocks
(cost $65,583,781)		81,961,588

Other Investment—.7%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $597,000)	597,000 [c]	597,000

10

Investment of Cash Collateral
for Securities Loaned—.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $638,828)	638,828 [c]	638,828

Total Investments (cost $66,819,609)	100.7%	83,197,416
Liabilities, Less Cash and Receivables	(.7%)	(538,994)
Net Assets	100.0%	82,658,422

ADR—American Depository Receipts
[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At June 30, 2007, the total market value of the portfolio’s securities on loan is $1,322,273 and the total market value of the collateral held by the portfolio is $1,377,026, consisting of cash collateral of $638,828 and U.S. Government and agency securities valued at $738,198.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Financial	21.9	Information Technology	6.9
Energy	13.3	Telecommunications	6.0
Consumer Staples	10.6	Utilities	5.4
Industrial	8.2	Index	2.0
Health Care	8.0	Materials	1.9
Consumer Discretionary	7.6	Money Market Investments	1.5
Banks	7.4		100.7

† Based on net assets.
See notes to financial statements.

The Portfolio 11

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan
valued at $1,322,273)—Note 1 (b):
Unaffiliated issuers	65,583,781	81,961,588
Affiliated issuers	1,235,828	1,235,828
Cash		1,510
Receivable for investment securities sold		413,686
Dividends and interest receivable		121,070
Receivable for shares of Beneficial Interest subscribed		48,733
Prepaid expenses		4,211
		83,786,626

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		62,562
Liability for securities on loan—Note 1(b)		638,828
Payable for investment securities purchased		339,088
Payable for shares of Beneficial Interest redeemed		21,991
Accrued expenses		65,735
		1,128,204

Net Assets ($)		82,658,422

Composition of Net Assets ($):
Paid-in capital		59,659,397
Accumulated undistributed investment income—net		713,437
Accumulated net realized gain (loss) on investments		5,907,781
Accumulated net unrealized appreciation
(depreciation) on investments		16,377,807

Net Assets ($)		82,658,422

Net Asset Value Per Share
	Initial Shares	Service Shares

Net Assets ($)	38,692,944	43,965,478
Shares Outstanding	2,029,558	2,301,468

Net Asset Value Per Share ($)	19.06	19.10

See notes to financial statements.

12

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,043,351
Affiliated issuers	23,449
Income from securities lending	914
Total Income	1,067,714
Expenses:
Investment advisory fee—Note 3(a)	285,997
Distribution fees—Note 3(b)	52,428
Auditing fees	18,939
Custodian fees—Note 3(b)	6,512
Prospectus and shareholders’ reports	5,418
Legal fees	1,585
Shareholder servicing costs—Note 3(b)	701
Trustees’ fees and expenses—Note 3(c)	338
Interest expense—Note 2	86
Miscellaneous	3,011
Total Expenses	375,015
Less—waiver of fees due to undertaking—Note 3(a)	(18,584)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(3,444)
Net Expenses	352,987
Investment Income—Net	714,727

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,020,741
Net unrealized appreciation (depreciation) on investments	(1,742,510)
Net Realized and Unrealized Gain (Loss) on Investments	4,278,231
Net Increase in Net Assets Resulting from Operations	4,992,958

See notes to financial statements.

The Portfolio 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

Operations ($):
Investment income—net	714,727	990,918
Net realized gain (loss) on investments	6,020,741	5,533,910
Net unrealized appreciation
(depreciation) on investments	(1,742,510)	7,222,497
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,992,958	13,747,325

Dividends to Shareholders from ($):
Investment income—net:
Initial shares	(461,484)	(428,851)
Service shares	(526,257)	(462,935)
Net realized gain on investments:
Initial shares	(2,297,636)	—
Service shares	(2,896,470)	—
Total Dividends	(6,181,847)	(891,786)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial shares	7,222,756	2,511,104
Service shares	2,524,542	1,587,588
Dividends reinvested:
Initial shares	2,759,120	428,851
Service shares	3,422,727	462,935
Cost of shares redeemed:
Initial shares	(3,300,753)	(8,333,671)
Service shares	(2,693,653)	(7,435,155)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	9,934,739	(10,778,348)
Total Increase (Decrease) in Net Assets	8,745,850	2,077,191

Net Assets ($):
Beginning of Period	73,912,572	71,835,381
End of Period	82,658,422	73,912,572
Undistributed investment income—net	713,437	986,451

14

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

Capital Share Transactions:
Initial Shares
Shares sold	379,081	142,258
Shares issued for dividends reinvested	152,186	25,482
Shares redeemed	(169,488)	(476,355)
Net Increase (Decrease) in Shares Outstanding	361,779	(308,615)

Service Shares
Shares sold	132,301	90,622
Shares issued for dividends reinvested	188,269	27,425
Shares redeemed	(139,302)	(428,917)
Net Increase (Decrease) in Shares Outstanding	181,268	(310,870)

See notes to financial statements.

The Portfolio 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single portfolio share.Total return shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the portfolio’s financial statements.

	Six Months Ended June 30, 2007		Year Ended December 31,

Initial Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	19.50	16.29	15.52	14.08	11.06	14.54
Investment Operations:
Investment income—net [a]	.19	.26	.20	.17	.12	.09
Net realized and unrealized
gain (loss) on investments	1.06	3.18	.64	1.46	3.01	(3.46)
Total from Investment Operations	1.25	3.44	.84	1.63	3.13	(3.37)
Distributions:
Dividends from
investment income—net	(.28)	(.23)	(.07)	(.19)	(.11)	(.11)
Dividends from net realized
gain on investments	(1.41)	—	—	—	—	—
Total Distributions	(1.69)	(.23)	(.07)	(.19)	(.11)	(.11)
Net asset value, end of period	19.06	19.50	16.29	15.52	14.08	11.06

Total Return (%)	6.92[b]	21.31	5.42	11.60	28.42	(23.29)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.41[b]	.86	.86	.85	.85	.88
Ratio of net expenses
to average net assets	.41[b]	.85	.86	.85	.85	.88
Ratio of net investment income
to average net assets	.97[b]	1.47	1.28	1.16	.99	.69
Portfolio Turnover Rate	39.66[b]	44.76	55.38	76.19	55.90	65.72

Net Assets, end of period
($ x 1,000)	38,693	32,517	32,189	35,847	31,812	27,354

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

16

	Six Months Ended June 30, 2007		Year Ended December 31,

Service Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	19.52	16.31	15.54	14.08	11.07	14.54
Investment Operations:
Investment income—net [a]	.17	.23	.18	.14	.10	.08
Net realized and unrealized
gain (loss) on investments	1.08	3.18	.63	1.47	3.00	(3.45)
Total from Investment Operations	1.25	3.41	.81	1.61	3.10	(3.37)
Distributions:
Dividends from
investment income—net	(.26)	(.20)	(.04)	(.15)	(.09)	(.10)
Dividends from net realized
gain on investments	(1.41)	—	—	—	—	—
Total Distributions	(1.67)	(.20)	(.04)	(.15)	(.09)	(.10)
Net asset value, end of period	19.10	19.52	16.31	15.54	14.08	11.07

Total Return (%)	6.75[b]	21.16	5.25	11.44	28.14	(23.31)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.54[b]	1.11	1.11	1.10	1.10	1.13
Ratio of net expenses
to average net assets	.50[b]	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income
to average net assets	.89[b]	1.32	1.14	.99	.84	.62
Portfolio Turnover Rate	39.66[b]	44.76	55.38	76.19	55.90	65.72

Net Assets, end of period
($ x 1,000)	43,965	41,395	39,646	43,059	43,478	33,426

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

The Portfolio 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company operating as a series company currently offering four series, including the Core Value Portfolio (the “portfolio”). The portfolio is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The portfolio is a diversified series.The portfolio’s investment objective is to provide long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the portfolio’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

During the reporting period, Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager served as the distributor of the portfolio’s shares, which are sold without a sales charge. Effective June 30, 2007, the Distributor became known as MBSC Securities Corporation.The portfolio is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

18

The portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifica-tions.The portfolio’s maximum exposure under these arrangements is unknown. The portfolio does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of

The Portfolio 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the portfolio.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The portfolio has an arrangement with the custodian bank whereby the portfolio receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the portfolio includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The portfolio is entitled to receive all income on securities loaned, in addition to income

20

earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the portfolio not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all

The Portfolio 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the portfolio.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2006 were as follows: ordinary income $891,786.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The portfolio participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the portfolio based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30, 2007, was approximately $3,000, with a related weighted average annualized interest rate of 5.76% .

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the portfolio’s average daily net assets and is payable monthly.

The Manager has agreed, from January 1, 2007 to December 31, 2007, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of neither class, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1% of the value of the average daily net assets of their class. During the period ended June 30, 2007, the Manager waived receipt of fees of $18,584, pursuant to the undertaking.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder

22

accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2007, Service shares were charged $52,428 pursuant to the Plan.

The portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the portfolio. During the period ended June 30, 2007, the portfolio was charged $44 pursuant to the transfer agency agreement.

The portfolio compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the portfolio. During the period ended June 30, 2007, the portfolio was charged $6,512 pursuant to the custody agreement.

During the period ended June 30, 2007, the portfolio was charged $2,044 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $51,606, Rule 12b-1 distribution plan fees $9,153, custodian fees $674, chief compliance officer fees $1,205 and transfer agency per account fees $20, which are offset against an expense reimbursement currently in effect in the amount of $96.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) Pursuant to an exemptive order from the SEC, the portfolio may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

The Portfolio 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2007, amounted to $35,046,928 and $30,280,191, respectively.

At June 30, 2007, accumulated net unrealized appreciation on investments was $16,377,807, consisting of $16,754,048 gross unrealized appreciation and $376,241 gross unrealized depreciation.

At June 30,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

Dreyfus

Investment Portfolios, MidCap Stock Portfolio

SEMIANNUAL REPORT June 30, 2007

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization.Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E P O R T F O L I O

2	A Letter from the CEO
3	Discussion of Performance
6	Understanding Your Portfolio’s Expenses
6	Comparing Your Portfolio’s Expenses
With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
21	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Investment Portfolios,
MidCap Stock Portfolio

The Portfolio

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, MidCap Stock Portfolio, covering the six-month period from January 1, 2007, through June 30, 2007.

The U.S. economy produced mixed signals over the first half of 2007, causing investor sentiment to swing from concerns regarding a domestic economic slowdown stemming from slumping housing markets to worries about mounting inflationary pressures in an environment of robust global growth. However, more recent data have provided stronger signals that a “soft landing” is likely for the U.S. economy.The rate of decline in residential construction is becoming less severe, the industrial inventory slowdown is fading and capital goods orders have strengthened. What’s more, a generally rising stock market over the past six months has helped to offset any negative “wealth effect” from the weak housing market.

Should these trends persist, we expect U.S. economic growth to hover slightly below long-term averages during the second half of this year. A moderate economic growth rate and gradually receding inflationary pressures may keep the Federal Reserve Board on the sidelines and support corporate profits through year-end. As always, your financial advisor can help you position your equity investments for these and other developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Performance given by the Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF PERFORMANCE

For the reporting period of January 1, 2007, through June 30, 2007, as provided by John O’Toole, Portfolio Manager

Market and Portfolio Performance Overview

Stocks were buoyed by reasonable global economic growth and better-than-expected corporate earnings over the first half of 2007. Midcap stocks fared particularly well, outperforming both their small- and large-cap counterparts. The portfolio benefited from this constructive environment, participating in the market’s rise to a significant degree. However, relatively disappointing returns in a few market sectors, most notably the energy and consumer durables areas, held the portfolio to more modest returns than the benchmark.

For the six-month period ended June 30, 2007, Dreyfus Investment Portfolios, MidCap Stock Portfolio’s Initial shares produced a total return of 10.06%, and its Service shares produced a total return of 9.98% ..1 This compares with the total return of 11.98% provided by the portfolio’s benchmark, the Standard & Poor’s MidCap 400 Index (the “S&P 400 Index”), for the same period.2

The Portfolio’s Investment Approach

The portfolio normally invests at least 80% of its assets in growth and value stocks of midsize companies.When selecting securities, we use a disciplined investment process that combines computer-modeling techniques, fundamental analysis and risk management.We identify and rank stocks based on several characteristics, including: value, or a stock’s price relative to its perceived intrinsic worth; growth, the sustainability or growth of earnings; and financial profile, which refers to the financial health of the company. Our investment process is designed to manage risks by maintaining sector weightings and risk characteristics that are similar to those of the S&P 400 Index.

The Midcap Market Demonstrated Its Underlying Strength

Stocks generally rose from the beginning of the reporting period through late February 2007, when a plunge in the Shanghai stock market triggered a sharp global stock market decline. In five business

The Portfolio

DISCUSSION OF PERFORMANCE (continued)

days, the midcap market lost roughly five percent of its value. However, the market quickly recovered and went on to set new highs in a demonstration of remarkable resiliency.

The portfolio benefited from these favorable conditions through a diverse group of good individual stock selections. Top performers ranged from holdings in the consumer cyclical and health care sectors, where the portfolio outperformed its benchmark, to industrials, basic materials and business services stocks.

Individual Stock Selections Drove Performance

Some of the portfolio’s better returns were concentrated among holdings in the specialty retailing sector, where surprisingly robust levels of consumer spending bolstered corporate earnings. Discount variety chain Dollar Tree Stores posted strong first-quarter financial results due to widening operating margins and higher same store sales; auctioneer Sotheby’s rose on the strength of the auction market for fine arts; and resin-based footwear maker Crocs enjoyed rapidly growing popularity in its target markets. Health care proved to be another relatively rewarding sector for the portfolio. Managed care provider Sierra Health Systems announced in early March 2007 that it would be acquired by a competitor, and generic drug maker King Pharmaceuticals reported better-than-expected earnings.

Several other notably strong performers benefited from rising levels of global industrial activity. Diesel engine maker Cummins posted strong international sales and earnings growth, which offset weakness in the company’s North American markets. Petroleum transporter Overseas Shipholding Group announced better-than-expected earnings based upon growing demand for its shipping services. Payment solutions provider MasterCard generated rising earnings and revenues based on increasing volumes of domestic and international transactions. Finally, steel producer IPSCO climbed sharply amid robust industrial demand and acquisition rumors, which eventually proved to be true.

Nevertheless, the portfolio’s returns trailed mildly versus the benchmark. The performance shortfall was partly a result of the portfolio’s disciplined stock selection process, which led us to avoid many stocks with what we believed were relatively high valuations, some of which generated steep gains for the benchmark. For example, the portfolio suffered its worst

4

relative performance in the energy sector, where the valuation-based decision to not own oil service provider Cameron International and to underweight oil service provider Grant Prideco detracted substantially from returns compared to the benchmark. In addition, company-specific issues undermined the performance of a few individual holdings. The most notable of these included oil exploration and production companies Newfield Exploration and W&T Offshore, classic motorcycle maker Harley-Davidson, hotel owner and leaser Hospitality Properties Trust, computer printer producer Lexmark International, homebuilder Lennar and biotechnology company Sepracor.

Investment Approach and Definition of Mid-Cap Stocks

Effective on or about September 30, 2007, investment decisions for the portfolio will be made by a team of portfolio managers from the Domestic Equity Group of Franklin Portfolio Associates, LLC, an affiliate of Dreyfus, who will replace John O’Toole.The portfolio managers will select stocks through a “bottom-up,” structured approach that seeks to identify undervalued securities using a quantitative screening process. As of that date, the mid-size companies in which the portfolio may invest will be those whose stocks are included in the S&P 400 Index or in the Russell Midcap Index at the time of purchase.

July 16, 2007

The portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the portfolio directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term
goals.The investment objective and policies of Dreyfus Investment Portfolios, MidCap Stock
Portfolio made available through insurance products may be similar to other funds/portfolios managed or advised by Dreyfus. However, the investment results of the portfolio may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund/portfolio.
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.The portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of certain portfolio expenses by The Dreyfus Corporation pursuant to an agreement in effect through December 31, 2007, at which time it may be extended, terminated or modified.
Had these expenses not been absorbed, the portfolio’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize-company segment of the U.S. market.

The Portfolio 5

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees,which are not shown in this section and would have resulted in higher total expenses. For more information, see your portfolio’s prospectus or talk to your financial adviser.

Review your portfolio’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, MidCap Stock Portfolio from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2007
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 4.22	$ 4.69
Ending value (after expenses)	$1,100.60	$1,099.80

COMPARING YOUR PORTFOLIO’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your portfolio’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the portfolio with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2007
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 4.06	$ 4.51
Ending value (after expenses)	$1,020.78	$1,020.33

† Expenses are equal to the portfolio’s annualized expense ratio of .81% for Initial shares and .90% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2007 (Unaudited)
Common Stocks—100.0%	Shares	Value ($)

Consumer Cyclical—10.3%
Aaron Rents	33,200	969,440
American Eagle Outfitters	90,600	2,324,796
AnnTaylor Stores	33,700 [a]	1,193,654
AutoZone	14,650 [a]	2,001,483
Big Lots	41,950 [a,b]	1,234,169
Brinker International	48,750	1,426,913
Chico’s FAS	29,950 [a,b]	728,983
Choice Hotels International	37,450	1,480,024
Coach	40,150 [a]	1,902,708
Continental Airlines, Cl. B	29,750 [a,b]	1,007,633
Crocs	36,600 [a,b]	1,574,898
Dollar Tree Stores	96,350 [a]	4,196,042
Family Dollar Stores	34,050 [b]	1,168,596
GameStop, Cl. A	46,600 [a,b]	1,822,060
MSC Industrial Direct, Cl. A	42,750	2,351,250
Nordstrom	25,300	1,293,336
Office Depot	30,850 [a]	934,755
Quanta Services	36,550 [a,b]	1,120,988
R.R. Donnelley & Sons	30,350	1,320,529
Rent-A-Center	86,700 [a]	2,274,141
Ross Stores	43,700	1,345,960
RPM International	39,400	910,534
Sonic	65,150 [a,b]	1,441,118
Sotheby’s	58,200 [b]	2,678,364
US Airways Group	15,600 [a]	472,212
		39,174,586
Consumer Discretionary—3.3%
Gentex	146,300 [b]	2,880,647
Harley-Davidson	24,700	1,472,367
Hasbro	61,350	1,927,003
Herman Miller	48,750	1,540,500
International Game Technology	16,400	651,080
International Speedway, Cl. A	51,250	2,701,387
Marvel Entertainment	26,600 [a,b]	677,768
Speedway Motorsports	23,100 [b]	923,538
		12,774,290

The Portfolio 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Staples—1.8%
Hormel Foods	80,100	2,991,735
Reynolds American	56,850 [b]	3,706,620
		6,698,355
Financial—9.0%
Advanta, Cl. B	32,175	1,001,929
AllianceBernstein Holding, LP	26,200	2,281,758
American Financial Group/OH	64,475	2,201,821
AmeriCredit	23,500 [a]	623,925
Arch Capital Group	22,200 [a]	1,610,388
CIT Group	31,400	1,721,662
Commerce Group	27,650	960,008
Eaton Vance	87,850 [b]	3,881,213
Everest Re Group	27,750	3,014,760
Federated Investors, Cl. B	25,100 [b]	962,083
First Marblehead	23,000 [b]	888,720
GFI Group	10,650 [a,b]	771,912
HCC Insurance Holdings	104,000	3,474,640
Huntington Bancshares/OH	79,050	1,797,597
Jefferies Group	50,450	1,361,141
People’s United Financial	72,550	1,286,312
Philadelphia Consolidated Holding	29,850 [a]	1,247,730
Reinsurance Group of America	17,250	1,039,140
SEI Investments	48,100	1,396,824
Susquehanna Bancshares	47,350 [b]	1,059,220
Unum Group	67,250	1,755,897
		34,338,680
Health Care—12.0%
AmerisourceBergen	40,600	2,008,482
Beckman Coulter	8,600 [b]	556,248
Biogen Idec	24,400 [a,b]	1,305,400
CIGNA	27,900	1,456,938
Community Health Systems	52,950 [a]	2,141,827
Covance	30,300 [a,b]	2,077,368
Coventry Health Care	31,400 [a]	1,810,210
Dentsply International	108,700	4,158,862
Edwards Lifesciences	57,000 [a,b]	2,812,380

8

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Endo Pharmaceuticals Holdings	25,500 [a]	872,865
Forest Laboratories	69,150 [a]	3,156,698
Genzyme	46,600 [a]	3,001,040
HealthSpring	31,250 [a,b]	595,625
Henry Schein	32,200 [a,b]	1,720,446
Herbalife	25,200	999,180
Humana	39,400 [a]	2,399,854
Intuitive Surgical	6,550 [a]	908,944
Invitrogen	21,000 [a]	1,548,750
King Pharmaceuticals	93,950 [a]	1,922,217
Laboratory Corp. of America Holdings	12,800 [a]	1,001,728
Lincare Holdings	68,950 [a]	2,747,658
McKesson	26,000	1,550,640
Mentor	13,650 [b]	555,282
Pediatrix Medical Group	12,450 [a]	686,618
Sepracor	48,700 [a,b]	1,997,674
Valeant Pharmaceuticals International	59,800 [a,b]	998,062
ViroPharma	52,800 [a,b]	728,640
		45,719,636
Industrial—14.9%
Acuity Brands	36,000 [b]	2,170,080
AGCO	56,650 [a]	2,459,176
Allied Waste Industries	79,000 [a]	1,063,340
Applied Industrial Technologies	64,650	1,907,175
Avis Budget Group	71,800 [a]	2,041,274
Con-way	39,750 [b]	1,997,040
Cummins	17,150	1,735,751
EMCOR Group	22,500 [a]	1,640,250
Expeditors International Washington	38,350	1,583,855
GATX	31,350 [b]	1,543,987
Granite Construction	35,600	2,284,808
Jacobs Engineering Group	19,300 [a]	1,109,943
Joy Global	18,850 [b]	1,099,520
KBR	59,200 [a]	1,552,816
Korn/Ferry International	39,000 [a,b]	1,024,140
Lennar, Cl. A	34,000	1,243,040

The Portfolio 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Manpower	44,900	4,141,576
Martin Marietta Materials	6,800	1,101,736
NVR	2,175 [a,b]	1,478,456
Overseas Shipholding Group	44,300	3,606,020
Pacer International	39,600 [b]	931,392
Reliance Steel & Aluminum	17,750	998,615
Republic Services	114,975	3,522,834
Rockwell Automation	24,200	1,680,448
Ryder System	44,450	2,391,410
Snap-On	24,950	1,260,224
SPX	29,050 [b]	2,550,880
Textron	17,800	1,959,958
Toll Brothers	23,950 [a,b]	598,271
United Rentals	34,950 [a,b]	1,137,273
Vulcan Materials	12,300 [b]	1,408,842
Wabtec	41,600 [b]	1,519,648
		56,743,778
Information—6.3%
Akamai Technologies	20,100 [a]	977,664
CheckFree	30,450 [a,b]	1,224,090
Deluxe	14,150	574,631
Dun & Bradstreet	29,400	3,027,612
EchoStar Communications, Cl. A	62,600 [a]	2,714,962
Equifax	56,900	2,527,498
FactSet Research Systems	25,550	1,746,342
MasterCard, Cl. A	15,600 [b]	2,587,572
Moody’s	15,600	970,320
NAVTEQ	49,600 [a]	2,100,064
Priceline.com	16,900 [a,b]	1,161,706
Scholastic	31,400 [a]	1,128,516
Shaw Communications, Cl. B	12,250	514,990
Total System Services	59,800 [b]	1,764,698
ValueClick	16,500 [a]	486,090
Websense	34,600 [a]	735,250
		24,242,005

10

Common Stocks (continued)	Shares	Value ($)

Materials—7.4%
Airgas	34,350	1,645,365
AK Steel Holding	23,300 [a,b]	870,721
Ashland	39,750	2,542,012
Celanese, Ser. A	28,850	1,118,803
Commercial Metals	66,500	2,245,705
H.B. Fuller	16,100	481,229
International Paper	83,500	3,260,675
Louisiana-Pacific	84,600	1,600,632
Lyondell Chemical	102,350	3,799,232
NOVA Chemicals	36,100	1,284,077
Quanex	30,050 [b]	1,463,435
Sonoco Products	51,300	2,196,153
Steel Dynamics	37,900 [b]	1,588,389
Timken	31,450	1,135,660
United States Steel	16,400	1,783,500
Universal Forest Products	14,150	597,979
Worthington Industries	38,000 [b]	822,700
		28,436,267
Oil & Gas Producers—8.2%
Alon USA Energy	13,600 [b]	598,536
Cimarex Energy	63,150 [b]	2,488,741
Frontier Oil	27,750	1,214,618
Grant Prideco	23,950 [a]	1,289,229
Newfield Exploration	71,350 [a]	3,249,992
Noble Energy	72,600	4,529,514
ONEOK	50,950	2,568,389
Patterson-UTI Energy	50,150 [b]	1,314,431
SEACOR Holdings	11,850 [a]	1,106,316
Southwestern Energy	11,400 [a]	507,300
Superior Energy Services	56,200 [a]	2,243,504
Swift Energy	27,850 [a]	1,190,866
Tesoro	33,800	1,931,670
Tidewater	53,900 [b]	3,820,432
Unit	31,350 [a]	1,972,228
Western Refining	22,000 [b]	1,271,600
		31,297,366

The Portfolio 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Real Estate Investment Trusts—5.9%
AMB Property	52,050	2,770,101
CapitalSource	81,750 [b]	2,010,233
Entertainment Properties Trust	15,150 [b]	814,767
Hospitality Properties Trust	131,800	5,468,382
Host Hotels & Resorts	44,500	1,028,840
Kimco Realty	29,300	1,115,451
KKR Financial Holdings	35,200	876,832
Lincoln National	45,000	3,192,750
Newcastle Investment	51,700 [b]	1,296,119
NorthStar Realty Finance	29,850 [b]	373,424
Potlatch	19,850 [b]	854,543
ProLogis	33,500	1,906,150
SL Green Realty	6,200 [b]	768,118
		22,475,710
Technology—13.2%
ADTRAN	25,150 [b]	653,146
Agilent Technologies	26,200 [a]	1,007,128
ASM International	36,950 [a]	989,152
ASML Holding (NY Shares)	70,250 [a]	1,928,363
Atmel	162,100 [a]	901,276
AVX	61,950	1,037,043
BEA Systems	85,800 [a]	1,174,602
CA	54,950 [b]	1,419,359
Cadence Design Systems	19,350 [a,b]	424,926
Dolby Laboratories, Cl. A	39,750 [a]	1,407,548
Imation	36,250 [b]	1,336,175
InterDigital Communications	42,600 [a,b]	1,370,442
Intersil, Cl. A	45,550	1,433,003
Lam Research	71,000 [a]	3,649,400
Lexmark International, Cl. A	26,550 [a]	1,309,181
Linear Technology	44,400 [b]	1,606,392
Maxim Integrated Products	77,500	2,589,275
McAfee	90,500 [a]	3,185,600
Micrel	76,400	971,808

12

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Microchip Technology	104,550 [b]	3,872,532
MicroStrategy, Cl. A	14,200 [a]	1,341,758
National Semiconductor	41,300	1,167,551
NCR	35,950 [a]	1,888,813
Novell	171,300 [a,b]	1,334,427
Novellus Systems	69,000 [a,b]	1,957,530
NutriSystem	15,150 [a,b]	1,058,076
Semtech	64,800 [a]	1,122,984
STMicroelectronics (New York Shares)	48,450	929,755
Tektronix	40,100 [b]	1,352,974
Tellabs	105,500 [a]	1,135,180
Teradyne	120,700 [a,b]	2,121,906
Western Digital	100,100 [a]	1,936,935
Zoran	48,450 [a]	970,938
		50,585,178
Telecommunications—.8%
NII Holdings	20,400 [a]	1,647,096
Windstream	104,400 [b]	1,540,944
		3,188,040
Utilities—6.9%
AGL Resources	84,800	3,432,704
Alliant Energy	71,450	2,775,833
Atmos Energy	35,600 [b]	1,070,136
Constellation Energy Group	22,650	1,974,401
Integrys Energy	49,450	2,508,599
Northeast Utilities	82,850	2,349,626
OGE Energy	93,700	3,434,105
Pepco Holdings	89,950	2,536,590
Puget Energy	50,600 [b]	1,223,508
Sempra Energy	45,400	2,689,042
UGI	88,050	2,402,004
		26,396,548
Total Common Stocks
(cost $344,193,349)		382,070,439

The Portfolio 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—18.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $72,383,997)	72,383,997 [c]	72,383,997

Total Investments (cost $416,577,346)	118.9%	454,454,436
Liabilities, Less Cash and Receivables	(18.9%)	(72,278,473)
Net Assets	100.0%	382,175,963

[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At June 30, 2007, the total market value of the portfolio’s securities on loan is $70,479,108 and the total market value of the collateral held by the portfolio is $73,075,645, consisting of cash collateral of $72,383,997 and U.S. Government and agency securities valued at $691,648.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Money Market Investment	18.9	Utilities	6.9
Industrial	14.9	Information	6.3
Technology	13.2	Real Estate Investment Trusts	5.9
Health Care	12.0	Consumer Discretionary	3.3
Consumer Cyclical	10.3	Consumer Staples	1.8
Financial	9.0	Telecommunications	.8
Oil & Gas Producers	8.2
Materials	7.4		118.9

† Based on net assets.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $70,479,108)—Note 1(b):
Unaffiliated issuers	344,193,349	382,070,439
Affiliated issuers	72,383,997	72,383,997
Receivable for investment securities sold		3,495,874
Dividends and interest receivable		304,941
Receivable for shares of Beneficial Interest subscribed		42,619
Prepaid expenses		10,492
		458,308,362

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		259,049
Cash overdraft due to Custodian		298,890
Liability for securities on loan—Note 1(b)		72,383,997
Payable for investment securities purchased		2,536,670
Payable for shares of Beneficial Interest redeemed		591,879
Accrued expenses		61,914
		76,132,399

Net Assets ($)		382,175,963

Composition of Net Assets ($):
Paid-in capital		311,488,362
Accumulated undistributed investment income—net		1,286,130
Accumulated net realized gain (loss) on investments		31,524,381
Accumulated net unrealized appreciation
(depreciation) on investments		37,877,090

Net Assets ($)		382,175,963

Net Asset Value Per Share
	Initial Shares	Service Shares

Net Assets ($)	336,351,244	45,824,719
Shares Outstanding	19,987,591	2,734,509

Net Asset Value Per Share ($)	16.83	16.76

See notes to financial statements.

The Portfolio 15

STATEMENT OF OPERATIONS Six Months Ended June 30, 2007 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $3,189 foreign taxes withheld at source):
Unaffiliated issuers	2,805,051
Affiliated issuers	58,089
Income from securities lending	48,653
Total Income	2,911,793
Expenses:
Investment advisory fee—Note 3(a)	1,542,033
Distribution fees—Note 3(b)	90,500
Custodian fees—Note 3(b)	49,780
Prospectus and shareholders’ reports	31,001
Professional fees	16,438
Shareholder servicing costs—Note 3(b)	3,536
Trustees’ fees and expenses—Note 3(c)	2,993
Interest expense—Note 2	1,931
Miscellaneous	7,515
Total Expenses	1,745,727
Less—waiver of fees due to undertaking—Note 3(a)	(55,611)
Net Expenses	1,690,116
Investment Income—Net	1,221,677

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	31,645,866
Net unrealized appreciation (depreciation) on investments	7,860,833
Net Realized and Unrealized Gain (Loss) on Investments	39,506,699
Net Increase in Net Assets Resulting from Operations	40,728,376

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

Operations ($):
Investment income—net	1,221,677	2,016,326
Net realized gain (loss) on investments	31,645,866	48,537,987
Net unrealized appreciation
(depreciation) on investments	7,860,833	(17,537,219)
Net Increase (Decrease) in Net Assets
Resulting from Operations	40,728,376	33,017,094

Dividends to Shareholders from ($):
Investment income—net:
Initial shares	(1,378,271)	(1,362,755)
Service shares	(251,422)	(160,836)
Net realized gain on investments:
Initial shares	(39,159,213)	(58,101,236)
Service shares	(9,828,752)	(14,498,194)
Total Dividends	(50,617,658)	(74,123,021)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial shares	11,095,533	22,686,207
Service shares	3,144,858	7,303,727
Dividends reinvested:
Initial shares	40,537,484	59,463,991
Service shares	10,080,174	14,659,030
Cost of shares redeemed:
Initial shares	(45,477,773)	(74,010,854)
Service shares	(50,673,704)	(17,690,863)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(31,293,428)	12,411,238
Total Increase (Decrease) in Net Assets	(41,182,710)	(28,694,689)

Net Assets ($):
Beginning of Period	423,358,673	452,053,362
End of Period	382,175,963	423,358,673
Undistributed investment income—net	1,286,130	1,694,146

The Portfolio 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

Capital Share Transactions:
Initial Shares
Shares sold	644,932	1,290,264
Shares issued for dividends reinvested	2,546,324	3,435,239
Shares redeemed	(2,641,662)	(4,227,682)
Net Increase (Decrease) in Shares Outstanding	549,594	497,821

Service Shares
Shares sold	184,588	413,692
Shares issued for dividends reinvested	635,973	849,799
Shares redeemed	(3,011,359)	(1,020,884)
Net Increase (Decrease) in Shares Outstanding	(2,190,798)	242,607

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single portfolio share. Total return shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the portfolio’s financial statements.

	Six Months Ended June 30, 2007		Year Ended December 31,

Initial Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	17.39	19.15	17.62	15.82	12.04	13.80
Investment Operations:
Investment income—net [a]	.05	.08	.08	.07	.04	.04
Net realized and unrealized
gain (loss) on investments	1.57	1.39	1.53	2.22	3.78	(1.76)
Total from Investment Operations 1.62		1.47	1.61	2.29	3.82	(1.72)
Distributions:
Dividends from investment
income—net	(.07)	(.07)	(.01)	(.07)	(.04)	(.04)
Dividends from net realized
gain on investments	(2.11)	(3.16)	(.07)	(.42)	—	—
Total Distributions	(2.18)	(3.23)	(.08)	(.49)	(.04)	(.04)
Net asset value, end of period	16.83	17.39	19.15	17.62	15.82	12.04

Total Return (%)	10.06[b]	7.75	9.17	14.48	31.72	(12.49)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.40[b]	.80	.79	.78	.82	.85
Ratio of net expenses
to average net assets	.40[b]	.80	.79	.78	.82	.85
Ratio of net investment income
to average net assets	.31[b]	.48	.43	.43	.32	.32
Portfolio Turnover Rate	64.96[b]	149.02	99.27	79.75	74.15	69.15

Net Assets, end of period
($ x 1,000)	336,351	338,081	362,789	344,979	302,253	218,387

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

The Portfolio 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2007		Year Ended December 31,

Service Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	17.31	19.06	17.57	15.77	12.02	13.78
Investment Operations:
Investment income—net [a]	.04	.06	.04	.04	.02	.02
Net realized and unrealized
gain (loss) on investments	1.57	1.39	1.52	2.21	3.75	(1.75)
Total from Investment Operations 1.61		1.45	1.56	2.25	3.77	(1.73)
Distributions:
Dividends from investment
income—net	(.05)	(.04)	—	(.03)	(.02)	(.03)
Dividends from net realized
gain on investments	(2.11)	(3.16)	(.07)	(.42)	—	—
Total Distributions	(2.16)	(3.20)	(.07)	(.45)	(.02)	(.03)
Net asset value, end of period	16.76	17.31	19.06	17.57	15.77	12.02

Total Return (%)	9.98[b]	7.68	8.93	14.23	31.48	(12.64)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.52[b]	1.05	1.04	1.03	1.06	1.10
Ratio of net expenses
to average net assets	.45[b]	.91	1.00	1.00	1.00	1.00
Ratio of net investment income
to average net assets	.24[b]	.37	.22	.22	.12	.15
Portfolio Turnover Rate	64.96[b]	149.02	99.27	79.75	74.15	69.15

Net Assets, end of period
($ x 1,000)	45,825	85,277	89,264	81,680	58,224	18,320

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering four series, including the MidCap Stock Portfolio (the “portfolio”). The portfolio is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The portfolio is a diversified series.The portfolio’s investment objective is to provide investment results that are greater than the total return performance of publicly-traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the portfolio’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

During the reporting period, Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, served as the distributor of the portfolio’s shares, which are sold without a sales charge. Effective June 30, 2007, the Distributor became known as MBSC Securities Corporation.The portfolio is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Portfolio 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifica-tions.The portfolio’s maximum exposure under these arrangements is unknown. The portfolio does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on

22

indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the portfolio.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The portfolio has an arrangement with the custodian bank whereby the portfolio receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the portfolio includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities

The Portfolio 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the portfolio not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax author-

24

ity.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the portfolio.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2006 were as follows: ordinary income $25,731,071 and long-term capital gains $48,391,950.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The portfolio participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the portfolio based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30, 2007, was approximately $66,500, with a related weighted average annualized interest rate of 5.85% .

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the portfolio’s average daily net assets and is payable monthly.

The Manager has agreed from January 1, 2007 to December 31, 2007, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of neither class, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed .90%

The Portfolio 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the value of the average daily net assets of their class. During the period ended June 30, 2007, the Manager waived receipt of fees of $55,611, pursuant to the undertakings.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2007, Service shares were charged $90,500 pursuant to the Plan.

The portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the portfolio. During the period ended June 30, 2007, the portfolio was charged $695 pursuant to the transfer agency agreement.

The portfolio compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the portfolio. During the period ended June 30, 2007, the portfolio was charged $49,780 pursuant to the custody agreement.

During the period ended June 30, 2007, the portfolio was charged $2,044 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $219,336, Rule 12b-1 distribution plan fees $9,528, custodian fees $35,289, chief compliance officer fees $1,205 and transfer agency per account fees $272, which are offset against an expense reimbursement currently in effect in the amount of $6,581.

26

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) Pursuant to an exemptive order from the SEC, the portfolio may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2007, amounted to $268,424,434 and $347,584,575, respectively.

At June 30, 2007, accumulated net unrealized appreciation on investments was $37,877,090, consisting of $47,688,986 gross unrealized appreciation and $9,811,896 gross unrealized depreciation.

At June 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Portfolio 27

NOTES

Dreyfus

Investment Portfolios, Small Cap Stock Index Portfolio

SEMIANNUAL REPORT June 30, 2007

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization.Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E P O R T F O L I O

2	A Letter from the CEO
3	Discussion of Performance
6	Understanding Your Portfolio’s Expenses
6	Comparing Your Portfolio’s Expenses
With Those of Other Funds
7	Statement of Investments
25	Statement of Financial Futures
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
29	Financial Highlights
30	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Investment Portfolios,
Small Cap Stock Index Portfolio

The Portfolio

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio, covering the six-month period from January 1, 2007, through June 30, 2007.

The U.S. economy produced mixed signals over the first half of 2007, causing investor sentiment to swing from concerns regarding a domestic economic slowdown stemming from slumping housing markets to worries about mounting inflationary pressures in an environment of robust global growth. However, more recent data have provided stronger signals that a “soft landing” is likely for the U.S. economy.The rate of decline in residential construction is becoming less severe, the industrial inventory slowdown is fading and capital goods orders have strengthened. What’s more, a generally rising stock market over the past six months has helped to offset any negative “wealth effect” from the weak housing market.

Should these trends persist, we expect U.S. economic growth to hover slightly below long-term averages during the second half of this year. A moderate economic growth rate and gradually receding inflationary pressures may keep the Federal Reserve Board on the sidelines and support corporate profits through year-end. As always, your financial advisor can help you position your equity investments for these and other developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Performance given by the Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF PERFORMANCE

For the period of January 1, 2007, through June 30, 2007, as provided by Thomas Durante, CFA, Portfolio Manager

Market and Portfolio Performance Overview

U.S. stocks posted generally favorable returns over the first few months of the reporting period, with gains fueled by rising mergers-and-acquisitions activity, strong corporate earnings, low unemployment and stable interest rates.Turmoil in the U.S. sub-prime mortgage market in late February produced heightened volatility in the U.S. financial markets, but declines proved to be short-lived. The small-cap stock market subsequently rallied, with gains especially pronounced in the industrials, information technology and materials areas.

For the six-month period ended June 30, 2007, Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio’s Service shares produced a total return of 8.36% .1 In comparison, the portfolio’s benchmark, the Standard & Poor’s SmallCap 600 Index (the “S&P 600 Index”) produced an 8.56% return for the same period.2,3 The difference in returns between the portfolio and the S&P 600 Index was primarily due to the portfolio’s expenses, sampling strategy and transaction costs.

The Portfolio’s Investment Approach

The portfolio seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index.While the portfolio generally owns the vast majority of the stocks in the S&P 600 Index, some very small stocks may be excluded from the portfolio. The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones.The portfolio may also use stock index futures as a substitute for the sale or purchase of stocks.

Small-Cap Stocks Continued to Advance Despite a Slowing Economy

U.S. economic growth slowed gradually during the reporting period, led primarily by weakness in the housing market. Still, despite occa-

The Portfolio 3

DISCUSSION OF PERFORMANCE (continued)

sional bouts of volatility, small-cap stocks advanced in an environment of robust corporate earnings. Unlike the United States, many international economies have flourished during the reporting period, with particularly strong growth trends in China, Europe,Australia and New Zealand.These developments suggest that the United States may have passed the baton in driving the growth of the global economy, at least temporarily, to other countries and regions.

Some of the small-cap market’s stronger gains for the reporting period were produced by stocks in the industrials sector, where machinery companies that sell cranes and related equipment to the construction and mining industries advanced. Other winners in this group included firms that manufacture pump products, compressors and fluid dispensing equipment as well as lawn-and-garden and aerospace equipment firms. Mining equipment stocks also gained value in a rising commodities market. Parts suppliers to the defense industry advanced, as armor companies benefited from sales of materials used in helicopters, missile nose cones and diesel engine components as well as equipment for troops.

A number of software companies within the information technology sector benefited from increased mergers-and-acquisitions activity.Top performers included companies that help other businesses improve productivity through performance management systems and firms that produce navigation systems and surveillance equipment for homeland security.

Gains for the S&P 600 Index also were robust in the materials sector. Steel, iron and titanium stocks posted solid gains, due in part to increased demand for the materials needed to build industrial infrastructures in the world’s emerging markets. For example, steel producers advanced strongly due to ongoing industry consolidation and surging demand from China and India.

On the other hand, many of the S&P 600 Index’s commercial banks were hindered by slowing business trends, primarily in areas hurt by lagging real estate markets.The housing slowdown and sub-prime lending issues also hurt thrifts and mortgage lenders. Real estate investment trusts (REITs) sold off sharply during the reporting period due to rising interest rates. Other laggards included consumer discretionary stocks, where homebuilders suffered due to an oversupply of new homes. Leisure companies that supply products to the gaming industry also fell sharply amid increased competition. Finally, stocks of some major chain restaurants were hurt by reduced consumer spending as well as rising agriculture costs that translated into higher menu prices.

Index Investing Offers Diversification Benefits

As an index portfolio, our strategy is to attempt to replicate the returns of the S&P 600 Index by investing in a representative sample of the stocks listed in the S&P 600 Index. In our view, one of the greatest benefits of an index portfolio is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding. In addition, the portfolio’s investments are not affected by any individual preference for one market or security over another.Instead,the portfolio employs a passive management approach in which all investment decisions are based on the composition of the S&P 600 Index.

July 16, 2007

The portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the portfolio directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term
goals.The investment objective and policies of Dreyfus Investment Portfolios, Small Cap Stock
Index Portfolio made available through insurance products may be similar to other funds/portfolios managed or advised by Dreyfus. However, the investment results of the portfolio may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund/portfolio.
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.The portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of certain portfolio expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the portfolio’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance.
[3]	“Standard & Poor’s®,”“S&P®,”“S&P SmallCap 600” and “Standard & Poor’s SmallCap
600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the
portfolio.The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

The Portfolio 5

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees,which are not shown in this section and would have resulted in higher total expenses. For more information, see your portfolio’s prospectus or talk to your financial adviser.

Review your portfolio’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2007

Expenses paid per $1,000 †	$ 3.10
Ending value (after expenses)	$1,083.60

COMPARING YOUR PORTFOLIO’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your portfolio’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the portfolio with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2007

Expenses paid per $1,000 †	$ 3.01
Ending value (after expenses)	$1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2007 (Unaudited)

Common Stocks—99.9%	Shares	Value ($)

Consumer Discretionary—15.1%
4Kids Entertainment	7,100 [a]	106,500
Aaron Rents	43,500 [b]	1,270,200
Arbitron	22,100	1,138,813
Arctic Cat	10,500	207,900
Ashworth	600 [a]	4,200
Audiovox, Cl. A	15,500 [a]	201,035
Bassett Furniture Industries	3,500	47,775
Big 5 Sporting Goods	17,600	448,800
Blue Nile	13,000 [a,b]	785,200
Bright Horizons Family Solutions	18,400 [a,b]	715,944
Brown Shoe	35,475	862,752
Building Materials Holding	26,200 [b]	371,778
California Pizza Kitchen	22,200 [a,b]	476,856
Cato, Cl. A	25,250 [b]	553,985
CEC Entertainment	28,350 [a]	997,920
Champion Enterprises	58,000 [a,b]	570,140
Charlotte Russe Holding	20,100 [a,b]	540,087
Children’s Place Retail Stores	18,000 [a]	929,520
Christopher & Banks	26,050 [b]	446,757
CKE Restaurants	49,000 [b]	983,430
Coachmen Industries	9,800	94,668
Cost Plus	12,900 [a,b]	109,392
CPI	6,300	437,850
Crocs	55,600 [a,b]	2,392,468
Deckers Outdoor	9,800 [a]	988,820
Dress Barn	38,000 [a]	779,760
Drew Industries	14,000 [a,b]	463,960
Ethan Allen Interiors	24,000 [b]	822,000
Finish Line, Cl. A	27,500	250,525
Fleetwood Enterprises	48,800 [a,b]	441,640
Fossil	36,100 [a,b]	1,064,589
Fred’s	35,800 [b]	479,004
Genesco	18,200 [a]	952,042
Group 1 Automotive	18,800	758,392
Guitar Center	21,200 [a,b]	1,267,972

The Portfolio 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Gymboree	27,900 [a,b]	1,099,539
Haverty Furniture Cos.	19,000 [b]	221,730
Hibbett Sports	28,200 [a,b]	772,116
Hot Topic	28,070 [a]	305,121
Iconix Brand Group	46,200 [a,b]	1,026,564
IHOP	15,000 [b]	816,450
Interface, Cl. A	40,700	767,602
Jack in the Box	25,000 [a]	1,773,500
JAKKS Pacific	24,400 [a,b]	686,616
Jo-Ann Stores	16,525 [a]	469,806
JoS. A. Bank Clothiers	13,975 [a,b]	579,543
K-Swiss, Cl. A	19,300	546,769
K2	40,000 [a]	607,600
Kellwood	20,900	587,708
Keystone Automotive Industries	12,000 [a]	496,440
La-Z-Boy	38,300 [b]	438,918
Landry’s Restaurants	12,500 [b]	378,250
Libbey	5,800 [b]	125,106
Lithia Motors, Cl. A	10,000 [b]	253,400
Live Nation	52,500 [a]	1,174,950
LKQ	35,200 [a,b]	868,032
M/I Homes	8,400 [b]	223,440
Marcus	21,600	513,216
MarineMax	11,500 [a,b]	230,230
Men’s Wearhouse	43,000	2,196,010
Meritage Homes	16,400 [a,b]	438,700
Midas	10,300 [a]	233,501
Monaco Coach	21,300 [b]	305,655
Monarch Casino & Resort	8,400 [a,b]	225,540
Movado Group	17,000	573,580
Multimedia Games	22,600 [a,b]	288,376
National Presto Industries	4,100	255,594
Nautilus	21,400 [b]	257,656
O’Charleys	20,200	407,232
Oxford Industries	11,200 [b]	496,608
P.F. Chang’s China Bistro	18,700 [a,b]	658,240

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Panera Bread, Cl. A	24,100 [a,b]	1,110,046
Papa John’s International	21,100 [a,b]	606,836
PEP Boys-Manny Moe & Jack	39,100 [b]	788,256
PetMed Express	14,000 [a]	179,760
Pinnacle Entertainment	45,700 [a]	1,286,455
Polaris Industries	26,500 [b]	1,435,240
Pool	37,825 [b]	1,476,310
Pre-Paid Legal Services	5,000 [a]	321,550
Quiksilver	91,400 [a,b]	1,291,482
Radio One, Cl. D	54,000 [a,b]	381,240
Rare Hospitality International	25,050 [a,b]	670,588
Red Robin Gourmet Burgers	12,000 [a]	484,440
Russ Berrie & Co.	5,500 [b]	102,465
Ruth’s Chris Steak House	11,900 [a,b]	202,181
Select Comfort	46,150 [a,b]	748,553
Shuffle Master	29,750 [a,b]	493,850
Skechers USA, Cl. A	21,600 [a]	630,720
Skyline	9,300	279,093
Sonic	55,075 [a,b]	1,218,259
Sonic Automotive, Cl. A	25,800	747,426
Stage Stores	33,550	703,208
Stamps.com	14,500 [a]	199,810
Standard Motor Products	6,500	97,695
Standard-Pacific	48,800 [b]	855,464
Steak n Shake	20,600 [a,b]	343,814
Stein Mart	19,900 [b]	243,974
Stride Rite	28,000 [b]	567,280
Sturm Ruger & Co.	12,700 [a]	197,104
Superior Industries International	16,200 [b]	352,512
Texas Roadhouse, Cl. A	37,800 [a]	483,462
Tractor Supply	25,800 [a,b]	1,342,890
Triarc Cos., Cl. B	53,000 [b]	832,100
Tuesday Morning	17,300 [b]	213,828
Tween Brands	25,500 [a,b]	1,137,300
UniFirst	13,200	581,460
Universal Technical Institute	16,000 [a,b]	406,240

The Portfolio 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($

Consumer Discretionary (continued)
Vertrue	8,400 [a]	409,752
Volcom	9,500 [a]	476,235
Winnebago Industries	23,800 [b]	702,576
WMS Industries	26,100 [a,b]	753,246
Wolverine World Wide	47,100	1,305,141
Zale	37,300 [a,b]	888,113
		71,809,966
Consumer Staples—4.0%
Alliance One International	69,100 [a,b]	694,455
Casey’s General Stores	40,700 [b]	1,109,482
Central Garden & Pet, Cl. A	55,500 [a]	651,015
Chattem	14,000 [a,b]	887,320
Corn Products International	59,500	2,704,275
Flowers Foods	41,700 [b]	1,391,112
Great Atlantic & Pacific Tea	15,500 [a,b]	519,870
Hain Celestial Group	32,000 [a,b]	868,480
J & J Snack Foods	12,100	456,654
Lance	22,900 [b]	539,524
Longs Drug Stores	22,900	1,202,708
Nash Finch	10,800 [b]	534,600
Peet’s Coffee & Tea	10,600 [a,b]	261,078
Performance Food Group	27,500 [a]	893,475
Playtex Products	47,500 [a]	703,475
Ralcorp Holdings	21,300 [a,b]	1,138,485
RC2	18,300 [a]	732,183
Sanderson Farms	12,800	576,256
Spartan Stores	13,700	450,867
Spectrum Brands	23,600 [a,b]	159,772
TreeHouse Foods	24,400 [a]	649,284
United Natural Foods	34,600 [a,b]	919,668
USANA Health Sciences	8,300 [a,b]	371,342
WD-40	16,000	525,920
		18,941,300
Energy—6.2%
Atwood Oceanics	20,800 [a,b]	1,427,296
Bristow Group	19,800 [a,b]	981,090
Cabot Oil & Gas	78,200	2,884,016

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
CARBO Ceramics	14,000 [b]	613,340
Dril-Quip	17,900 [a,b]	804,605
Helix Energy Solutions Group	72,950 [a,b]	2,911,435
Hornbeck Offshore Services	16,700 [a,b]	647,292
Input/Output	55,500 [a,b]	866,355
Lufkin Industries	12,200	787,510
Massey Energy	63,500	1,692,275
Matrix Service	15,000 [a]	372,750
Oceaneering International	44,700 [a,b]	2,353,008
Penn Virginia	27,400 [b]	1,101,480
Petroleum Development	12,900 [a,b]	612,492
SEACOR Holdings	16,700 [a]	1,559,112
St. Mary Land & Exploration	49,100	1,798,042
Stone Energy	20,700 [a]	709,182
Swift Energy	24,100 [a,b]	1,030,516
Tetra Technologies	55,500 [a,b]	1,565,100
Unit	38,300 [a]	2,409,453
W-H Energy Services	23,600 [a,b]	1,461,076
World Fuel Services	22,100 [b]	929,526
		29,516,951
Financial—15.9%
Acadia Realty Trust	25,700 [b]	666,915
Alabama National BanCorporation	12,900	797,736
Anchor Bancorp Wisconsin	13,000 [b]	340,470
Authorize.Net Holdings	21,000 [a]	375,690
Bank Mutual	42,100 [b]	485,413
BankAtlantic Bancorp, Cl. A	32,000	275,520
BankUnited Financial, Cl. A	28,500 [b]	571,995
Boston Private Financial Holdings	28,800 [b]	773,856
Brookline Bancorp	47,400 [b]	545,574
Cascade Bancorp	24,000 [b]	555,360
Cash America International	26,100 [b]	1,034,865
Central Pacific Financial	24,600 [b]	812,046
Chittenden	36,025 [b]	1,259,074
Colonial Properties Trust	34,000 [b]	1,239,300
Community Bank System	25,800 [b]	516,516
Corus Bankshares	26,800 [b]	462,568

The Portfolio 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Delphi Financial Group, Cl. A	36,200 [b]	1,513,884
Dime Community Bancshares	18,000 [b]	237,420
Downey Financial	15,300 [b]	1,009,494
East West Bancorp	49,500 [b]	1,924,560
EastGroup Properties	19,800	867,636
Entertainment Properties Trust	22,900 [b]	1,231,562
Essex Property Trust	20,200	2,349,260
Financial Federal	22,250 [b]	663,495
First BanCorp/Puerto Rico	69,200	760,508
First Cash Financial Services	20,200 [a]	473,488
First Commonwealth Financial	51,100 [b]	558,012
First Financial Bancorp	29,900	448,201
First Indiana	8,900	196,868
First Midwest Bancorp/IL	38,500	1,367,135
First Republic Bank/San Francisco, CA	23,700	1,271,742
FirstFed Financial	14,000 [a,b]	794,220
Flagstar Bancorp	27,000 [b]	325,350
Franklin Bank/Houston, TX	20,000 [a]	298,000
Fremont General	52,300 [b]	562,748
Frontier Financial	30,000 [b]	675,900
Glacier Bancorp	41,200 [b]	838,420
Hanmi Financial	33,500	571,510
Hilb, Rogal & Hobbs	27,000 [b]	1,157,220
Independent Bank/MI	15,670 [b]	269,681
Infinity Property & Casualty	15,000	760,950
Inland Real Estate	53,500 [b]	908,430
Investment Technology Group	34,400 [a]	1,490,552
Irwin Financial	15,700	235,029
Kilroy Realty	25,000	1,771,000
Kite Realty Group Trust	20,800	395,616
LaBranche & Co.	33,200 [a,b]	245,016
LandAmerica Financial Group	12,900 [b]	1,244,721
Lexington Realty Trust	57,300 [b]	1,191,840
LTC Properties	18,200	414,050
MAF Bancorp	20,900	1,134,034
Medical Properties Trust	36,200 [b]	478,926
Mid-America Apartment Communities	18,200	955,136

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Nara Bancorp	17,700 [b]	281,961
National Retail Properties	56,000 [b]	1,224,160
Parkway Properties/Md	13,000	624,390
Philadelphia Consolidated Holding	47,000 [a]	1,964,600
Piper Jaffray Cos.	14,000 [a,b]	780,220
Portfolio Recovery Associates	12,800 [a,b]	768,256
Presidential Life	16,000	314,560
PrivateBancorp	14,300 [b]	411,840
ProAssurance	26,500 [a]	1,475,255
Prosperity Bancshares	26,300 [b]	861,588
Provident Bankshares	25,900	849,002
PS Business Parks	13,600	861,832
Rewards Network	18,900 [a]	76,923
RLI	16,900 [b]	945,555
Safety Insurance Group	14,100 [b]	583,740
Selective Insurance Group	48,300 [b]	1,298,304
Senior Housing Properties Trust	59,200	1,204,720
Signature Bank/New York, NY	21,400 [a,b]	729,740
South Financial Group	55,500 [b]	1,256,520
Sovran Self Storage	15,900 [b]	765,744
Sterling Bancorp/NY	11,800 [b]	189,154
Sterling Bancshares/TX	58,450 [b]	661,070
Sterling Financial/WA	39,980	1,157,021
Stewart Information Services	13,700	545,671
Susquehanna Bancshares	44,200 [b]	988,754
SWS Group	22,600	488,612
Tanger Factory Outlet Centers	21,800 [b]	816,410
Tower Group	14,600	465,740
TradeStation Group	13,000 [a,b]	151,450
Triad Guaranty	8,200 [a,b]	327,426
Trustco Bank NY	59,600 [b]	588,848
UCBH Holdings	78,000 [b]	1,425,060
Umpqua Holdings	46,100 [b]	1,083,811
United Bankshares	28,000	890,400
United Community Banks/GA	32,500 [b]	841,425
United Fire & Casualty	15,800	559,004
Whitney Holding	53,100	1,598,310

The Portfolio 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Wilshire Bancorp	13,700 [b]	166,866
Wintrust Financial	18,400 [b]	806,840
World Acceptance	14,200 [a,b]	606,766
Zenith National Insurance	31,100 [b]	1,464,499
		75,406,559
Health Care—11.9%
Allscripts Healthcare Solutions	37,800 [a,b]	963,144
Alpharma, Cl. A	30,600 [b]	795,906
Amedisys	20,433 [a,b]	742,331
American Medical Systems Holdings	53,100 [a,b]	957,924
AMERIGROUP	44,800 [a]	1,066,240
AMN Healthcare Services	23,900 [a]	525,800
AmSurg	25,550 [a]	616,777
Analogic	11,200	823,312
ArQule	23,800 [a]	167,790
ArthroCare	22,700 [a,b]	996,757
BIOLASE Technology	16,000 [a,b]	97,120
Bradley Pharmaceuticals	13,100 [a]	284,401
Cambrex	23,400 [b]	310,518
Centene	36,200 [a]	775,404
Chemed	20,800	1,378,832
CONMED	21,200 [a]	620,736
Cooper Cos.	34,200 [b]	1,823,544
Cross Country Healthcare	18,200 [a]	303,576
Cyberonics	12,100 [a,b]	203,522
Datascope	12,600	482,328
Digene	17,500 [a]	1,050,875
Dionex	15,800 [a,b]	1,121,642
DJO	17,000 [a,b]	701,590
Enzo Biochem	25,166 [a,b]	376,232
Genesis HealthCare	14,200 [a]	971,564
Greatbatch	20,400 [a,b]	660,960
Haemonetics/Mass	22,800 [a,b]	1,199,508
HealthExtras	20,100 [a]	594,558
Healthways	26,800 [a]	1,269,516
Hologic	41,400 [a,b]	2,289,834
Hooper Holmes	45,500 [a]	152,425

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
ICU Medical	14,000 [a]	601,160
IDEXX Laboratories	25,000 [a]	2,365,750
Immucor	56,225 [a]	1,572,613
Integra LifeSciences Holdings	15,000 [a,b]	741,300
Invacare	24,800 [b]	454,584
inVentiv Health	25,800 [a,b]	944,538
Kendle International	9,100 [a]	334,607
Kensey Nash	7,800 [a,b]	209,118
LCA-Vision	18,050 [b]	853,043
Mannatech	13,300 [b]	211,337
Martek Biosciences	25,000 [a,b]	649,250
Matria Healthcare	16,700 [a,b]	505,676
Mentor	36,000 [b]	1,464,480
Meridian Bioscience	24,350 [b]	527,421
Merit Medical Systems	20,000 [a]	239,200
MGI Pharma	61,400 [a]	1,373,518
Noven Pharmaceuticals	21,000 [a,b]	492,450
Odyssey HealthCare	29,500 [a,b]	349,870
Option Care	18,600 [b]	286,440
Osteotech	9,900 [a]	71,280
Owens & Minor	32,000 [b]	1,118,080
Palomar Medical Technologies	14,700 [a,b]	510,237
PAREXEL International	23,100 [a,b]	971,586
Pediatrix Medical Group	39,300 [a]	2,167,395
PharmaNet Development Group	16,200 [a]	516,456
PolyMedica	18,500 [b]	755,725
Possis Medical	10,500 [a]	114,240
PSS World Medical	54,800 [a,b]	998,456
Regeneron Pharmaceuticals	47,100 [a]	844,032
RehabCare Group	13,900 [a]	197,936
Res-Care	15,900 [a]	336,126
Respironics	57,700 [a]	2,457,443
Savient Pharmaceuticals	37,300 [a]	463,266
Sciele Pharma	25,000 [a,b]	589,000
Sierra Health Services	45,800 [a]	1,904,364
Sunrise Senior Living	33,400 [a,b]	1,335,666
SurModics	14,400 [a,b]	720,000

The Portfolio 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Symmetry Medical	25,500 [a,b]	408,255
Theragenics	31,800 [a]	132,606
ViroPharma	60,600 [a,b]	836,280
Vital Signs	7,000	388,850
		56,338,300
Industrial—18.7%
A.O. Smith	19,500 [b]	777,855
AAR	30,000 [a,b]	990,300
ABM Industries	37,200	960,132
Acuity Brands	36,300	2,188,164
Administaff	18,500	619,565
Albany International, Cl. A	22,600	913,944
Angelica	4,900	103,292
Apogee Enterprises	24,500 [b]	681,590
Applied Industrial Technologies	32,450 [b]	957,275
Applied Signal Technology	9,900	154,539
Arkansas Best	23,700 [b]	923,589
Armor Holdings	22,900 [a]	1,989,323
Astec Industries	14,900 [a]	629,078
ASV	11,500 [a,b]	198,720
Baldor Electric	33,000	1,626,240
Barnes Group	31,600	1,001,088
Bowne & Co.	21,700	423,367
Brady, Cl. A	39,600 [b]	1,470,744
Briggs & Stratton	40,800 [b]	1,287,648
C & D Technologies	12,400 [a,b]	69,440
Cascade	8,700	682,428
CDI	12,500	402,500
Ceradyne	20,050 [a]	1,482,898
CLARCOR	40,700 [b]	1,523,401
Coinstar	24,800 [a,b]	780,704
Consolidated Graphics	8,400 [a]	581,952
Cubic	14,000	422,520
Curtiss-Wright	34,200 [b]	1,594,062
EDO	11,100 [b]	364,857
EGL	23,800 [a]	1,106,224
EMCOR Group	27,500 [a]	2,004,750

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
EnPro Industries	19,000 [a]	813,010
Esterline Technologies	19,700 [a,b]	951,707
Forward Air	22,300 [b]	760,207
Frontier Airlines Holdings	20,600 [a,b]	115,360
G & K Services, Cl. A	18,300	723,033
Gardner Denver	39,800 [a]	1,693,490
GenCorp	43,600 [a,b]	569,852
Griffon	22,200 [a,b]	483,516
Healthcare Services Group	20,950 [b]	618,025
Heartland Express	45,066 [b]	734,576
Heidrick & Struggles International	16,400 [a]	840,336
Hub Group, Cl. A	30,000 [a]	1,054,800
IDEX	62,000	2,389,480
Insituform Technologies, Cl. A	19,600 [a,b]	427,476
Kaman	19,900	620,681
Kansas City Southern	60,000 [a,b]	2,252,400
Kaydon	21,000 [b]	1,094,520
Kirby	41,400 [a,b]	1,589,346
Knight Transportation	40,775 [b]	790,220
Labor Ready	38,300 [a,b]	885,113
Landstar System	43,400	2,094,050
Lawson Products	5,200 [b]	201,240
Lennox International	48,900	1,673,847
Lindsay	7,200 [b]	318,888
Lydall	11,900 [a]	173,859
Manitowoc	50,500	4,059,190
Mesa Air Group	30,400 [a,b]	200,944
Mobile Mini	26,500 [a,b]	773,800
Moog, Cl. A	34,150 [a]	1,506,356
Mueller Industries	31,000	1,067,640
NCI Building Systems	14,400 [a,b]	710,352
Old Dominion Freight Line	21,450 [a]	646,717
Regal-Beloit	23,500 [b]	1,093,690
Robbins & Myers	14,800	786,324
School Specialty	14,800 [a,b]	524,512
Shaw Group	63,800 [a]	2,953,302
Simpson Manufacturing	28,600 [b]	964,964

The Portfolio 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
SkyWest	54,000	1,286,820
Spherion	59,600 [a]	559,644
Standard Register	9,200	104,880
Standex International	11,300	321,372
Teledyne Technologies	26,000 [a]	1,194,700
Tetra Tech	50,000 [a]	1,077,500
Toro	32,000	1,884,480
Tredegar	23,200	494,160
Triumph Group	14,000	916,580
United Stationers	24,500 [a]	1,632,680
Universal Forest Products	15,500	655,030
URS	43,000 [a]	2,087,650
Valmont Industries	13,100	953,156
Viad	15,500	653,635
Vicor	14,000	185,220
Volt Information Sciences	11,050 [a,b]	203,762
Wabash National	23,000 [b]	336,490
Waste Connections	53,775 [a]	1,626,156
Watsco	19,200 [b]	1,044,480
Watson Wyatt Worldwide, Cl. A	36,800	1,857,664
Watts Water Technologies, Cl. A	22,100 [b]	828,087
Woodward Governor	24,900 [b]	1,336,383
		89,309,541
Information Technology—17.8%
Actel	25,000 [a]	347,750
Adaptec	89,300 [a,b]	340,233
Advanced Energy Industries	31,000 [a]	702,460
Aeroflex	60,400 [a]	855,868
Agilysys	26,000	585,000
AMIS Holdings	45,400 [a]	568,408
Anixter International	24,000 [a]	1,805,040
Ansoft	13,800 [a]	406,962
ANSYS	60,400 [a]	1,600,600
ATMI	29,800 [a]	894,000
Avid Technology	31,867 [a,b]	1,126,498
Axcelis Technologies	76,900 [a,b]	499,081
Bankrate	7,000 [a,b]	335,440

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Bel Fuse, Cl. B	12,400	421,972
Belden	33,000	1,826,550
Bell Microproducts	20,000 [a]	130,400
Benchmark Electronics	56,450 [a,b]	1,276,899
Black Box	13,400 [b]	554,492
Blackbaud	37,200 [b]	821,376
Blue Coat Systems	12,800 [a,b]	633,856
Brightpoint	33,000 [a,b]	455,070
Brooks Automation	59,412 [a,b]	1,078,328
C-COR	28,500 [a]	400,710
Cabot Microelectronics	21,000 [a,b]	745,290
CACI International, Cl. A	24,800 [a,b]	1,211,480
Captaris	22,600 [a]	115,712
Catapult Communications	6,500 [a]	64,480
Checkpoint Systems	30,700 [a]	775,175
CIBER	35,500 [a]	290,390
Cognex	36,800	828,368
Coherent	27,000 [a]	823,770
Cohu	18,800 [b]	418,300
Comtech Telecommunications	19,500 [a]	905,190
Concur Technologies	18,000 [a,b]	411,300
CTS	30,400	384,864
Cymer	32,200 [a,b]	1,294,440
Daktronics	22,600 [b]	485,448
Digi International	20,600 [a]	303,644
Diodes	13,400 [a,b]	559,718
Ditech Networks	24,400 [a]	199,836
DSP Group	24,700 [a]	505,609
eFunds	35,400 [a]	1,249,266
Electro Scientific Industries	22,800 [a]	474,240
Epicor Software	46,700 [a,b]	694,429
EPIQ Systems	18,600 [a]	300,576
Exar	32,000 [a]	428,800
FactSet Research Systems	31,800	2,173,530
FEI	17,700 [a]	574,542
FLIR Systems	52,000 [a,b]	2,405,000
Gentiva Health Services	24,800 [a,b]	497,488

The Portfolio 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Georgia Gulf	24,300 [b]	440,073
Gerber Scientific	12,700 [a]	147,574
Gevity HR	18,000 [b]	347,940
H.B. Fuller	47,800	1,428,742
Harmonic	55,300 [a,b]	490,511
Hutchinson Technology	19,000 [a,b]	357,390
Informatica	70,500 [a]	1,041,285
InfoSpace	23,800 [b]	552,398
Insight Enterprises	36,800 [a]	830,576
Inter-Tel	19,900	476,207
Intevac	12,700 [a,b]	270,002
Itron	23,000 [a,b]	1,792,620
j2 Global Communications	42,400 [a]	1,479,760
JDA Software Group	22,300 [a]	437,749
Keithley Instruments	13,700	171,935
Komag	25,000 [a,b]	797,250
Kopin	51,000 [a]	198,900
Kulicke & Soffa Industries	43,500 [a,b]	455,445
Littelfuse	19,300 [a]	651,761
LoJack	14,400 [a]	320,976
Manhattan Associates	23,000 [a]	641,930
ManTech International, Cl. A	16,100 [a]	496,363
MAXIMUS	14,800	642,024
Mercury Computer Systems	12,100 [a]	147,620
Methode Electronics	36,500	571,225
Micros Systems	33,700 [a]	1,833,280
Microsemi	56,400 [a,b]	1,350,780
MIVA	4,500 [a]	29,250
MKS Instruments	29,400 [a,b]	814,380
MTS Systems	16,200 [b]	723,654
Napster	28,100 [a]	95,540
Neoware	13,200 [a,b]	178,728
NETGEAR	26,000 [a,b]	942,500
Network Equipment Technologies	6,500 [a]	62,010
Newport	35,300 [a]	546,444
Novatel Wireless	19,100 [a]	496,982
OM Group	24,900 [a]	1,317,708

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Park Electrochemical	21,000	591,780
PC-Tel	14,700 [a]	128,625
Pericom Semiconductor	19,200 [a]	214,272
Phoenix Technologies	10,800 [a]	91,044
Photon Dynamics	13,000 [a]	141,700
Photronics	35,600 [a]	529,728
Planar Systems	19,000 [a]	142,310
Plexus	39,500 [a,b]	908,105
Progress Software	34,100 [a]	1,084,039
Quality Systems	14,500 [b]	550,565
Radiant Systems	16,500 [a]	218,460
Radisys	15,900 [a]	197,160
Rogers	12,700 [a]	469,900
Rudolph Technologies	18,400 [a,b]	305,624
ScanSource	21,000 [a,b]	671,790
Secure Computing	50,500 [a,b]	383,295
SI International	10,300 [a]	340,106
Skyworks Solutions	126,200 [a,b]	927,570
Sonic Solutions	24,000 [a,b]	302,640
SPSS	16,200 [a]	715,068
Standard Microsystems	17,300 [a]	594,082
StarTek	6,800 [b]	73,372
Stratasys	7,300 [a]	342,954
Supertex	13,000 [a,b]	407,420
Sykes Enterprises	24,800 [a]	470,952
Symmetricom	34,400 [a]	288,960
Synaptics	18,500 [a]	662,115
Take-Two Interactive Software	53,700 [a,b]	1,072,389
Technitrol	33,900	971,913
THQ	51,850 [a,b]	1,582,462
Tollgrade Communications	10,900 [a]	114,995
Trimble Navigation	91,900 [a]	2,959,180
TTM Technologies	26,000 [a]	338,000
Ultratech	16,000 [a,b]	213,280
United Online	51,800 [b]	854,182
Varian Semiconductor Equipment Associates	61,975 [a]	2,482,718
Veeco Instruments	24,800 [a,b]	514,352

The Portfolio 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
ViaSat	17,200 [a,b]	552,120
Websense	42,000 [a,b]	892,500
X-Rite	19,600 [b]	289,492
		84,958,609
Materials—4.8%
A.M. Castle & Co.	9,000 [b]	323,190
AMCOL International	15,400 [b]	420,574
AptarGroup	55,000	1,955,800
Arch Chemicals	20,800 [b]	730,912
Brush Engineered Materials	14,700 [a,b]	617,253
Buckeye Technologies	30,800 [a]	476,476
Caraustar Industries	22,600 [a]	118,650
Century Aluminum	22,300 [a,b]	1,218,249
Chaparral Steel	38,600	2,774,182
Chesapeake	16,500	207,405
Cleveland-Cliffs	33,200 [b]	2,578,644
Deltic Timber	7,000	383,740
Gibraltar Industries	22,000 [b]	487,300
Headwaters	30,400 [a,b]	525,008
Myers Industries	21,902	484,253
Neenah Paper	11,000	453,860
Omnova Solutions	30,200 [a]	182,710
Penford	7,200	196,488
PolyOne	87,500 [a]	629,125
Pope & Talbot	5,000 [a,b]	19,850
Quaker Chemical	7,000	165,200
Quanex	31,750	1,546,225
Rock-Tenn, Cl. A	26,000	824,720
RTI International Metals	17,300 [a]	1,303,901
Ryerson	20,200 [b]	760,530
Schulman (A.)	20,500	498,765
Schweitzer-Mauduit International	14,000	434,000
Texas Industries	20,600 [b]	1,615,246
Tronox, Cl. B	33,800	474,890
Wausau Paper	38,600 [b]	517,240
		22,924,386

Common Stocks (continued)	Shares	Value ($)

Telecommunication Services—.5%
Arris Group	83,500 [a]	1,468,765
CT Communications	16,000	488,160
General Communication, Cl. A	35,300 [a,b]	452,193
		2,409,118
Utilities—5.0%
Allete	23,000	1,082,150
American States Water	9,050 [b]	321,909
Atmos Energy	74,700	2,245,482
Avista	41,000	883,550
Cascade Natural Gas	7,300	192,793
Central Vermont Public Service	9,100	342,888
CH Energy Group	10,800	485,676
Cleco	44,700	1,095,150
El Paso Electric	36,500 [a,b]	896,440
Energen	57,700	3,170,038
Laclede Group	19,000 [b]	605,720
New Jersey Resources	23,700 [b]	1,209,174
Northwest Natural Gas	21,600	997,704
Piedmont Natural Gas	57,000 [b]	1,405,050
South Jersey Industries	25,800 [b]	912,804
Southern Union	81,543 [b]	2,657,486
Southwest Gas	34,600	1,169,826
UGI	88,000	2,400,640
UIL Holdings	18,500 [b]	612,350
UniSource Energy	26,500	871,585
		23,558,415
Total Common Stocks
(cost $327,400,967)		475,173,145

	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.57%, 9/20/07	200,000 [c]	197,920
4.85%, 7/5/07	200,000	199,946
Total Short-Term Investments
(cost $397,836)		397,866

The Portfolio 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—31.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $148,568,112)	148,568,112 [d]	148,568,112

Total Investments (cost $476,366,915)	131.3%	624,139,123
Liabilities, Less Cash and Receivables	(31.3%)	(148,725,461)
Net Assets	100.0%	475,413,662

[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At June 30, 2007, the total market value of the portfolio’s securities on loan is $144,890,823 and the total market value of the collateral held by the portfolio is $151,151,112, consisting of cash collateral of $148,568,112 and U.S. Government and agency securities valued at $2,583,000.
[c] All or partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Short-Term/Money		Energy	6.2
Market Investments	31.4	Utilities	5.0
Industrial	18.7	Materials	4.8
Information Technology	17.8	Consumer Staples	4.0
Financial	15.9	Telecommunication Services	.5
Consumer Discretionary	15.1
Health Care	11.9		131.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

June 30, 2007 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2007 ($)

Financial Futures Long
Russell 2000 E-mini	7	589,470	September 2007	5,357

See notes to financial statements.

The Portfolio 25

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $144,890,823)—Note 1(b):
Unaffiliated issuers	327,798,803	475,571,011
Affiliated issuers	148,568,112	148,568,112
Cash		35,744
Receivable for investment securities sold		1,924,381
Dividends and interest receivable		424,464
Receivable for shares of Beneficial Interest subscribed		51,943
		626,575,655

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		239,324
Liability for securities on loan—Note 1(b)		148,568,112
Bank loan payable		2,025,000
Payable for shares of Beneficial Interest redeemed		313,005
Payable for investment securities purchased		8,422
Interest payable		5,890
Payable for futures variation margin—Note 4		2,240
		151,161,993

Net Assets ($)		475,413,662

Composition of Net Assets ($):
Paid-in capital		315,423,298
Accumulated undistributed investment income—net		2,120,526
Accumulated net realized gain (loss) on investments		10,092,273
Accumulated net unrealized appreciation (depreciation)
on investments (including $5,357 net unrealized
appreciation on financial futures)		147,777,565

Net Assets ($)		475,413,662

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		24,712,830
Net Asset Value, offering and redemption price per share ($)		19.24

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $953 foreign taxes withheld at source):
Unaffiliated issuers	3,098,375
Affiliated issuers	6,518
Income from securities lending	191,194
Interest	40,589
Total Income	3,336,676
Expenses:
Investment advisory fee—Note 3(a)	833,570
Distribution fees—Note 3(b)	595,407
Interest expense—Note 2	6,959
Loan commitment fees—Note 2	682
Total Expenses	1,436,618
Investment Income—Net	1,900,058

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	23,960,086
Net realized gain (loss) on financial futures	38,783
Net Realized Gain (Loss)	23,998,869
Net unrealized appreciation (depreciation) on investments
(including $2,662 net unrealized appreciation on financial futures)	12,277,803
Net Realized and Unrealized Gain (Loss) on Investments	36,276,672
Net Increase in Net Assets Resulting from Operations	38,176,730

See notes to financial statements.

The Portfolio 27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

Operations ($):
Investment income—net	1,900,058	2,114,360
Net realized gain (loss) on investments	23,998,869	16,976,135
Net unrealized appreciation
(depreciation) on investments	12,277,803	38,766,452
Net Increase (Decrease) in Net Assets
Resulting from Operations	38,176,730	57,856,947

Dividends to Shareholders from ($):
Investment income—net	(1,808,045)	(1,809,278)
Net realized gain on investments	(19,417,901)	(10,261,188)
Total Dividends	(21,225,946)	(12,070,466)

Beneficial Interest Transactions ($):
Net proceeds from shares sold	25,087,234	112,173,319
Dividends reinvested	21,225,946	12,070,466
Cost of shares redeemed	(53,737,727)	(125,145,114)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(7,424,547)	(901,329)
Total Increase (Decrease) in Net Assets	9,526,237	44,885,152

Net Assets ($):
Beginning of Period	465,887,425	421,002,273
End of Period	475,413,662	465,887,425
Undistributed investment income—net	2,120,526	2,028,513

Capital Share Transactions (Shares):
Shares sold	1,326,029	6,362,252
Shares issued for dividends reinvested	1,163,065	670,582
Shares redeemed	(2,835,434)	(7,236,511)
Net Increase (Decrease) in Shares Outstanding	(346,340)	(203,677)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended June 30, 2007		Year Ended December 31,

	(Unaudited)	2006	2005	2004	2003	2002 [a]

Per Share Data ($):
Net asset value,
beginning of period	18.59	16.66	15.59	13.11	9.58	12.50
Investment Operations:
Investment income—net [b]	.08	.08	.09	.08	.04	.03
Net realized and unrealized
gain (loss) on investments	1.42	2.32	1.02	2.79	3.58	(2.94)
Total from Investment Operations	1.50	2.40	1.11	2.87	3.62	(2.91)
Distributions:
Dividends from
investment income—net	(.07)	(.07)	—	(.06)	(.02)	(.01)
Dividends from net realized
gain on investments	(.78)	(.40)	(.04)	(.33)	(.07)	—
Total Distributions	(.85)	(.47)	(.04)	(.39)	(.09)	(.01)
Net asset value, end of period	19.24	18.59	16.66	15.59	13.11	9.58

Total Return (%)	8.36[c]	14.41	7.23	21.89	37.78	(23.25)[c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.30[c]	.61	.60	.60	.60	.40[c]
Ratio of net investment income
to average net assets	.39[c]	.47	.55	.57	.33	.27[c]
Portfolio Turnover Rate	10.53[c]	27.85	25.56	25.06	32.49	117.52[c]

Net Assets, end of period
($ x 1,000)	475,414	465,887	421,002	355,175	179,454	42,094

[a]	From May 1, 2002 (commencement of operations) to December 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

The Portfolio 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering four series, including the Small Cap Stock Index Portfolio (the “portfolio”). The portfolio is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The portfolio is a diversified series.The portfolio’s investment objective is to match the performance of the Standard & Poor’s SmallCap 600 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus “) serves as the portfolio’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). During the reporting period, Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, served as the distributor of the portfolio’s shares, which are sold without a sales charge. Effective June 30, 2007, the Distributor became known as MBSC Securities Corporation.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The fund accounts separately for the assets, liabilities and operations of series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifica-tions.The portfolio’s maximum exposure under these arrangements is

unknown.The portfolio does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Registered open-ended investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair

The Portfolio 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the portfolio.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy that at origination all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the portfolio’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the portfolio not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the portfolio.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2006 were as follows: ordinary income $3,566,862 and long-term capital gains $8,503,604.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Portfolio 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Line of Credit:

The portfolio participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the portfolio has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the portfolio based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended June 30, 2007 was approximately $221,700, with a related weighted average annualized interest rate of 6.33% .

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (‘Agreement”) with the Manager, the investment advisory fee is computed at the annual rate of .35% of the value of the portfolio’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the expenses of the portfolio except management fees, Rule 12b-1 distribution Plan fees, taxes, interest expenses, brokerage commissions, fees and expenses of independent counsel to the portfolio and the non-interested Board members, and extraordinary expenses. In addition, the Manager has also agreed to reduce its fee in an amount equal to the portfolio’s allocated portion of the accrued fees and expenses of non-interested board members and fees and expenses of independent counsel to the portfolio.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, the portfolio pays the Distributor for distributing their shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing.The Plan provides for payments to be made at an annual rate of .25% of the value of the portfolio’s average daily net assets.The Distributor may make payments to

Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2007, the portfolio was charged $595,407 pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $139,606 and Rule 12b-1 distribution plan fees $99,718.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) Pursuant to an exemptive order from the SEC, the portfolio may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2007, amounted to $50,183,028 and $75,348,148, respectively.

The portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the portfolio to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the portfolio recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equiva-

The Portfolio 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

lents, up to approximately 10% of the contract amount.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2007, are set forth in the Statement of Financial Futures.

At June 30, 2007, accumulated net unrealized appreciation on investments was $147,772,208, consisting of $161,510,444 gross unrealized appreciation and $13,738,236 gross unrealized depreciation.

At June 30,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus

Investment Portfolios, Technology Growth Portfolio

SEMIANNUAL REPORT June 30, 2007

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization.Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E P O R T F O L I O

2	A Letter from the CEO
3	Discussion of Performance
6	Understanding Your Portfolio’s Expenses
6	Comparing Your Portfolio’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Investment Portfolios,
Technology Growth Portfolio

The Portfolio

A   L E T T E R   F R O M   T H E   C E O

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Technology Growth Portfolio, covering the six-month period from January 1, 2007, through June 30, 2007.

The U.S. economy produced mixed signals over the first half of 2007, causing investor sentiment to swing from concerns regarding a domestic economic slowdown stemming from slumping housing markets to worries about mounting inflationary pressures in an environment of robust global growth. However, more recent data have provided stronger signals that a “soft landing” is likely for the U.S. economy.The rate of decline in residential construction is becoming less severe, the industrial inventory slowdown is fading and capital goods orders have strengthened. What’s more, a generally rising stock market over the past six months has helped to offset any negative “wealth effect” from the weak housing market.

Should these trends persist, we expect U.S. economic growth to hover slightly below long-term averages during the second half of this year. A moderate economic growth rate and gradually receding inflationary pressures may keep the Federal Reserve Board on the sidelines and support corporate profits through year-end. As always, your financial advisor can help you position your equity investments for these and other developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Performance given by the Portfolio Manager.

Thank you for your continued confidence and support.

2

D I S C U S S I O N   O F   P E R F O R M A N C E

For the period of January 1, 2007, through June 30, 2007, as provided by Mark Herskovitz, Primary Portfolio Manager

Portfolio and Market Performance Overview

Technology stocks fared better than broader market averages over the first half of 2007, as investors generally responded positively to strong corporate earnings, robust customer demand, low inventories and robust mergers-and-acquisitions activity. The portfolio produced higher returns than the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) but lower returns than the Morgan Stanley High Technology 35 Index (the “MS High Tech 35 Index”), which benefited from strong performance from MS High Tech 35 Index components that did not meet our investment criteria.

For the six-month period ended June 30, 2007, Dreyfus Investment Portfolios, Technology Growth Portfolio’s Initial shares produced a total return of 7.20%, and its Service shares produced a total return of 7.11% ..1 The portfolio’s benchmarks, the MS High Tech 35 Index and the S&P 500 Index, produced total returns of 9.97% and 6.96%, respectively, over the same period.2,3

The Portfolio’s Investment Approach

The portfolio seeks capital appreciation by investing in growth companies of any size that we regard as leading producers or beneficiaries of technological innovation. We attempt to identify trends that we believe will drive demand within technology-related sectors.We then strive to identify the companies that appear likely to benefit from these trends.Typically, these companies are leaders in their market segments and have achieved rapid earnings or revenue growth and dominant market shares. Many of these stocks are considered core holdings that we believe will lead their industry segments over the long term. We complement core positions with other holdings that we believe can provide above-average gains over a shorter time frame.

Technology Stocks Produced Above-Average Results

Technology shares led a rising U.S. stock market early in the reporting period, when expectations of continued economic growth and low inflation buoyed investor sentiment.

T h e P o r t f o l i o 3

D I S C U S S I O N   O F   P E R F O R M A N C E (continued)

Risk-tolerant investors especially favored smaller, lower-quality companies with high potential growth rates. In late February,however,turmoil in the Chinese stock market and the U.S.sub-prime mortgage-sector caused investors to become more risk-averse, and their attention began to shift toward larger companies with track records of consistent growth under a variety of economic conditions. Although mixed economic and inflation data led to heightened market volatility over the remainder of the reporting period, the S&P 500 Index nonetheless set a new record high, surpassing the previous mark established seven years ago at the height of the “technology boom.”

The Portfolio Participated in Positive Long-Term Trends

Technology stocks also benefited from a number of secular trends within the market sector. Greater use of video applications on the Internet drove demand for the infrastructure and software required to meet explosive growth in bandwidth capacity. The portfolio participated in this trend through a number of holdings: top performers included networking equipment maker Juniper Networks, which makes routers that help Internet service providers boost capacity, and Corning, whose fiber optics division is making a long-awaited comeback.

The reporting period also saw greater adoption of certain types of consumer electronics, most notably flat-screen televisions and global positioning system devices. Corning is a leader in the manufacturing of glass panels for televisions, and GPS equipment maker Garmin also ranked as one of the portfolio’s better performers for the reporting period.The wireless communications industry continued to evolve, as exemplified late in the reporting period by the eagerly anticipated introduction of the iPhone from portfolio holding Apple Computer. Finally, the portfolio’s position in MEMC Electronic Materials, which is a leading supplier of the silicon wafers used in solar panels, enabled it to participate in rising demand for renewable energy alternatives.

Good performance from these and other holdings was offset to a degree by lackluster returns in other areas. For example, shares of Internet equipment maker Akamai Technologies and hardware provider Network Appliances paused in their advance or retreated modestly after posting substantial gains in previous reporting periods. Disk drive developer Seagate Technology was hurt by supply-and-demand factors, and wireless equipment provider Broadcom suffered amid a patent dispute with a key rival. In addition, the portfolio did not participate in some benchmark components, such as Internet retailer Amazon.com

4

and data processor First Data, that helped boost the MS High Tech 35 Index’s results but did not meet our investment criteria.

Finding Growth Opportunities Among Technology Companies

Although increased mergers-and-acquisitions activity and shareholder activism recently have brought significant attention to several areas of the broader stock market, the technology sector so far has played a relatively small role. In our judgment, substantial liquidity remains available for transactions involving technology businesses, and we intend to monitor the market for such opportunities. In addition, the movement of video and communications to the Internet represents a major secular growth opportunity, and several major product cycles appear ready to boost sales and earnings for certain technology companies, and we have continued to find attractive opportunities among companies poised to benefit from secular themes, such as flat-screen televisions, outsourcing, GPS navigation, and wireless communications.

July 16, 2007

The portfolio’s share price is likely to be more volatile than that of other portfolios that do not concentrate in one sector. The technology sector involves special risks, such as the faster rate of change and obsolescence of technological advances, and has been among the most volatile sectors of the stock market. An investment in the portfolio should be considered only as a supplement to a complete investment program.
The portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the portfolio directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term
goals.The investment objective and policies of Dreyfus Investment Portfolios,Technology Growth
Portfolio made available through insurance products may be similar to other funds/portfolios managed or advised by Dreyfus. However, the investment results of the portfolio may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund/portfolio.
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.The portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
Part of the portfolio’s recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on portfolio performance.
[2]	SOURCE: BLOOMBERG L.P. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley High Technology 35 Index is an
unmanaged, equal dollar-weighted index of 35 stocks from the electronics-based subsectors.
[3]	SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.

T h e P o r t f o l i o 5

UNDERSTANDING YOUR PORTFOLIO’ S EXPENSES ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees,which are not shown in this section and would have resulted in higher total expenses. For more information, see your portfolio’s prospectus or talk to your financial adviser.

Review your portfolio’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios,Technology Growth Portfolio from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2007
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 4.21	$ 5.49
Ending value (after expenses)	$1,072.00	$1,071.10

COMPARING YOUR PORTFOLIO’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your portfolio’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the portfolio with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2007
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 4.11	$ 5.36
Ending value (after expenses)	$1,020.73	$1,019.49

† Expenses are equal to the portfolio’s annualized expense ratio of .82% for Initial shares and 1.07% for Service shares; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

S TAT E M E N T   O F   I N V E S T M E N T S

J u n e 3 0 , 2 0 0 7 ( U n a u d i t e d )

Common Stocks—99.1%	Shares	Value ($)

Consumer Discretionary—4.8%
Garmin	117,700 [a]	8,706,269
Energy—.5%
Suntech Power Holdings, ADR	24,700 [b]	900,809
Information Technology—93.8%
Accenture, Cl. A	120,600	5,172,534
Adobe Systems	165,800 [b]	6,656,870
Akamai Technologies	85,000 [a,b]	4,134,400
Amdocs	172,600 [b]	6,872,932
Apple Computer	38,000 [b]	4,637,520
Automatic Data Processing	133,600	6,475,592
Broadcom, Cl. A	202,850 [a,b]	5,933,363
CheckFree	101,100 [b]	4,064,220
Cisco Systems	282,300 [b]	7,862,055
Citrix Systems	97,800 [a,b]	3,292,926
Cognizant Technology
Solutions, Cl. A	69,800 [b]	5,241,282
Comverse Technology	250,600 [b]	5,225,010
Corning	329,700 [b]	8,423,835
Data Domain	300 [b]	6,900
Electronic Arts	13,000 [b]	615,160
EMC/Massachusetts	172,500 [b]	3,122,250
Google, Cl. A	13,900 [b]	7,274,982
Harris	48,300	2,634,765
Hewlett-Packard	144,400	6,443,128
Infosys Technologies, ADR	94,800 [a]	4,776,024
Intel	50,900	1,209,384
Juniper Networks	307,500 [a,b]	7,739,775
MEMC Electronic Materials	122,500 [b]	7,487,200
Microsoft	245,000	7,220,150

T h e P o r t f o l i o 7

S TAT E M E N T   O F   I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
NAVTEQ	18,300 [b]	774,822
Network Appliance	181,400 [b]	5,296,880
Oracle	153,700 [b]	3,029,427
QUALCOMM	144,100	6,252,499
Research In Motion	14,200 [b]	2,839,858
Riverbed Technology	51,800 [a,b]	2,269,876
SanDisk	68,100 [a,b]	3,332,814
SAP, ADR	75,900 [a]	3,876,213
Seagate Technology	62,600	1,362,802
SiRF Technology Holdings	62,200 [a,b]	1,290,028
Sun Microsystems	491,600 [b]	2,585,816
Taiwan Semiconductor
Manufacturing, ADR	313,518	3,489,459
Telefonaktiebolaget LM
Ericsson, ADR	56,270 [a]	2,244,610
Texas Instruments	130,800	4,922,004
Yahoo!	141,300 [b]	3,833,469
		169,922,834
Total Common Stocks
(cost $137,096,314)		179,529,912

Other Investment—5.7%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,349,718)	10,349,718 [c]	10,349,718

8

Investment of Cash Collateral
for Securities Loaned—10.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $19,760,296)	19,760,296 [c]	19,760,296

Total Investments (cost $167,206,328)	115.7%	209,639,926
Liabilities, Less Cash and Receivables	(15.7%)	(28,466,978)
Net Assets	100.0%	181,172,948

ADR—American Depository Receipts
[a] All or a portion of these securities are on loan. At June 30, 2007, the total market value of the portfolio’s securities on loan is $20,328,150 and the total market value of the collateral held by the portfolio is $20,902,696, consisting of cash collateral of $19,760,296 and U.S. Government and agency securities valued at $1,142,400.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Information Technology	93.8	Energy	.5
Money Market Investments	16.6
Consumer Discretionary	4.8		115.7

† Based on net assets.
See notes to financial statements.

T h e P o r t f o l i o 9

S TAT E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

J u n e 3 0 , 2 0 0 7 ( U n a u d i t e d )

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $20,328,150)—Note 1(c):
Unaffiliated issuers	137,096,314	179,529,912
Affiliated issuers	30,110,014	30,110,014
Cash		4,473
Receivable for investment securities sold		1,081,164
Dividends receivable		200,646
Receivable for shares of Beneficial Interest subscribed		9,254
Prepaid expenses		4,360
		210,939,823

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		137,517
Liabilities for securities on loan—Note 1(c)		19,760,296
Payable for investment securities purchased		9,210,951
Payable for shares of Beneficial Interest redeemed		605,739
Accrued expenses		52,372
		29,766,875

Net Assets ($)		181,172,948

Composition of Net Assets ($):
Paid-in capital		265,692,447
Accumulated investment (loss)—net		(224,481)
Accumulated net realized gain (loss) on investments		(126,728,616)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		42,433,598

Net Assets ($)		181,172,948

Net Asset Value Per Share
	Initial Shares	Service Shares

Net Assets ($)	86,320,979	94,851,969
Shares Outstanding	8,532,020	9,543,086

Net Asset Value Per Share ($)	10.12	9.94

See notes to financial statements.

10

S TAT E M E N T   O F   O P E R AT I O N S

S i x M o n t h s E n d e d J u n e 3 0 , 2 0 0 7 ( U n a u d i t e d )

Investment Income ($):
Income:
Cash dividends (net of $35,175 foreign taxes withheld at source):
Unaffiliated issuers	403,915
Affiliated issuers	165,286
Income from securities lending	40,114
Total Income	609,315
Expenses:
Investment advisory fee—Note 3(a)	662,271
Distribution fees—Note 3(b)	110,710
Prospectus and shareholders’ reports	21,846
Professional fees	21,063
Custodian fees—Note 3(b)	10,036
Shareholder servicing costs—Note 3(b)	1,524
Trustees’ fees and expenses—Note 3(c)	1,474
Miscellaneous	4,956
Total Expenses	833,880
Less—reduction in custody fees
due to earnings credits—Note 1(c)	(84)
Net Expenses	833,796
Investment (Loss)—Net	(224,481)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,726,326
Net realized gain (loss) on forward currency exchange contracts	2
Net Realized Gain (Loss)	1,726,328
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	10,745,610
Net Realized and Unrealized Gain (Loss) on Investments	12,471,938
Net Increase in Net Assets Resulting from Operations	12,247,457

See notes to financial statements.

T h e P o r t f o l i o 11

S TAT E M E N T   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

Operations ($):
Investment (loss)—net	(224,481)	(171,968)
Net realized gain (loss) on investments	1,726,328	2,719,841
Net unrealized appreciation
(depreciation) on investments	10,745,610	3,599,046
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,247,457	6,146,919

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial shares	2,541,400	24,007,273
Service shares	13,904,989	30,872,440
Cost of shares redeemed:
Initial shares	(12,707,538)	(15,335,729)
Service shares	(6,534,781)	(5,043,592)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,795,930)	34,500,392
Total Increase (Decrease) in Net Assets	9,451,527	40,647,311

Net Assets ($):
Beginning of Period	171,721,421	131,074,110
End of Period	181,172,948	171,721,421
Investment (loss)—net	(224,481)	—

Capital Share Transactions (Shares):
Initial Shares
Shares sold	261,880	2,546,547
Shares redeemed	(1,301,211)	(1,681,073)
Net Increase (Decrease) in Shares Outstanding	(1,039,331)	865,474

Service Shares
Shares sold	1,454,901	3,463,211
Shares redeemed	(681,221)	(559,129)
Net Increase (Decrease) in Shares Outstanding	773,680	2,904,082

See notes to financial statements.

12

F I N A N C I A L   H I G H L I G H T S

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single portfolio share. Total return shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the portfolio’s financial statements.

	Six Months Ended June 30, 2007		Year Ended December 31,

Initial Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	9.44	9.05	8.72	8.68	5.75	9.49
Investment Operations:
Investment (loss)—net [a]	(.01)	(.00)[b]	(.02)	(.01)	(.03)	(.04)
Net realized and unrealized
gain (loss) on investments	.69	.39	.35	.05	2.96	(3.70)
Total from Investment Operations	.68	.39	.33	.04	2.93	(3.74)
Net asset value, end of period	10.12	9.44	9.05	8.72	8.68	5.75

Total Return (%)	7.20[c]	4.31	3.78	.46	50.96	(39.41)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.41[c]	.85	.81	.85	.88	.89
Ratio of net expenses
to average net assets	.41[c]	.85	.81	.85	.88	.89
Ratio of net investment income
(loss) to average net assets	(.07)[c]	(.01)	(.21)	(.10)	(.42)	(.53)
Portfolio Turnover Rate	31.67[c]	66.05	49.08	62.50	38.22	91.47

Net Assets, end of period
($ x 1,000)	86,321	90,322	78,753	94,397	102,441	52,786

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Not annualized.
See notes to financial statements.

T h e P o r t f o l i o 13

F I N A N C I A L   H I G H L I G H T S (continued)

	Six Months Ended June 30, 2007		Year Ended December 31,

Service Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	9.28	8.92	8.62	8.60	5.71	9.45
Investment Operations:
Investment (loss)—net [a]	(.02)	(.02)	(.04)	(.02)	(.05)	(.05)
Net realized and unrealized
gain (loss) on investments	.68	.38	.34	.04	2.94	(3.69)
Total from Investment Operations	.66	.36	.30	.02	2.89	(3.74)
Net asset value, end of period	9.94	9.28	8.92	8.62	8.60	5.71

Total Return (%)	7.11[b]	4.04	3.48	.23	50.61	(39.58)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.53[b]	1.11	1.06	1.10	1.13	1.12
Ratio of net expenses
to average net assets	.53[b]	1.11	1.06	1.10	1.13	1.12
Ratio of net investment (loss)
to average net assets	(.18)[b]	(.25)	(.46)	(.24)	(.70)	(.77)
Portfolio Turnover Rate	31.67[b]	66.05	49.08	62.50	38.22	91.47

Net Assets, end of period
($ x 1,000)	94,852	81,399	52,321	36,047	17,353	5,787

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

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N O T E S   T O   F I N A N C I A L   S TAT E M E N T S ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company, currently offering four series, including the Technology Growth Portfolio (the “portfolio”). The portfolio is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The portfolio is a diversified series. The portfolio’s investment objective is to provide capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the portfolio’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

During the reporting period, Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager served as the distributor of the portfolio’s shares, which are sold without a sales charge. Effective June 30, 2007, the Distributor became known as MBSC Securities Corporation.The portfolio is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

T h e P o r t f o l i o 15

N O T E S   T O   F I N A N C I A L   S TAT E M E N T S ( U n a u d i t e d ) (continued)

The portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifica-tions.The portfolio’s maximum exposure under these arrangements is unknown. The portfolio does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence

16

the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the portfolio.

(b) Foreign currency transactions: The portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis.

T h e P o r t f o l i o 17

N O T E S   T O   F I N A N C I A L   S TAT E M E N T S ( U n a u d i t e d ) (continued)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The portfolio has an arrangement with the custodian bank whereby the portfolio receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the portfolio includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the portfolio not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

18

(f) Federal income taxes: It is the policy of the portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the portfolio.

The portfolio has an unused capital loss carryover of $126,131,815 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2006. If not applied, $6,057,754 of the carryover expires in fiscal 2008, $68,467,967 expires in fiscal 2009, $40,345,577 expires in fiscal 2010, $7,722,694 expires in fiscal 2011 and $3,537,823 expires in fiscal 2012.

NOTE 2—Bank Line of Credit:

The portfolio participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the portfolio based on prevailing market rates in effect at the time of borrowing. During the period ended June 30, 2007, the portfolio did not borrow under the line of credit.

T h e P o r t f o l i o 19

N O T E S   T O   F I N A N C I A L   S TAT E M E N T S ( U n a u d i t e d ) (continued)

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the portfolio’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2007, Service shares were charged $110,710 pursuant to the Plan.

The portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the portfolio. During the period ended June 30, 2007, the portfolio was charged $215 pursuant to the transfer agency agreement.

The portfolio compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the portfolio. During the period ended June 30, 2007, the portfolio was charged $10,036 pursuant to the custody agreement.

During the period ended June 30, 2007, the portfolio was charged $2,044 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $111,150, Rule 12b-1 distribution plan fees $19,241, custodian fees $5,921 and chief compliance officer fees $1,205.

20

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) Pursuant to an exemptive order from the SEC, the portfolio may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended June 30, 2007, amounted to $54,560,614 and $54,515,047, respectively.

The portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions.When executing forward currency exchange contracts, the portfolio is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the portfolio would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The portfolio realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the portfolio would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The portfolio realizes a gain if the value of the contract increases between those dates.The portfolio is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At June 30, 2007, there were no forward currency exchange contracts outstanding.

T h e P o r t f o l i o 21

N O T E S   T O   F I N A N C I A L   S TAT E M E N T S ( U n a u d i t e d ) (continued)

At June 30, 2007, accumulated net unrealized appreciation on investments was $42,433,598, consisting of $43,079,084 gross unrealized appreciation and $645,486 gross unrealized depreciation.

At June 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

N O T E S

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

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Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INVESTMENT PORTFOLIOS

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 13, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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